Schedule of Investments (unaudited)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 0.5%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	$200	$194,434
Series 2019-B9, Class A5, 4.02%, 03/15/52	50	47,836
Morgan Stanley Capital I Trust
Series 2019-H6, Class A4, 3.42%, 06/15/52	110	103,010
Series 2021-L7, Class A5, 2.57%, 10/15/54	500	430,419
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51	125	121,037
Wells Fargo Commercial Mortgage Trust
4.01%, 03/15/51(a)	250	242,441
Series 2020-C56, Class A5, 2.45%, 06/15/53	30	26,519
		1,165,696
Total Collateralized Mortgage Obligations — 0.5% (Cost: $1,219,682)		1,165,696
Corporate Bonds & Notes
Advertising — 0.0%
Clear Channel Outdoor Holdings Inc., 7.88%, 04/01/30(b)	15	15,523
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	5	4,322
5.38%, 06/15/33	9	9,078
Lamar Media Corp.
3.63%, 01/15/31	5	4,490
4.00%, 02/15/30	13	12,029
Omnicom Group Inc.
2.45%, 04/30/30	10	8,889
2.60%, 08/01/31	20	17,364
4.20%, 06/01/30	5	4,867
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/30(b)	10	9,396
7.38%, 02/15/31(b)	10	10,577
		96,535
Aerospace & Defense — 0.3%
BAE Systems PLC, 5.30%, 03/26/34(b)	30	30,675
Boeing Co. (The)
3.60%, 05/01/34	25	21,306
3.63%, 02/01/31	25	22,814
5.15%, 05/01/30	70	69,743
6.39%, 05/01/31(b)	10	10,540
6.53%, 05/01/34(b)	55	58,439
Bombardier Inc.
7.00%, 06/01/32(b)(c)	15	15,328
7.25%, 07/01/31(b)	15	15,512
7.45%, 05/01/34(b)	5	5,355
8.75%, 11/15/30(b)	15	16,220
General Dynamics Corp., 3.63%, 04/01/30	40	38,316
L3Harris Technologies Inc.
2.90%, 12/15/29	15	13,728
5.40%, 07/31/33	40	40,964
Lockheed Martin Corp.
1.85%, 06/15/30	25	21,724
3.90%, 06/15/32	5	4,743
4.75%, 02/15/34	45	44,739
Northrop Grumman Corp., 4.70%, 03/15/33	40	39,611
Security	Par (000)	Value
Aerospace & Defense (continued)
RTX Corp.
2.38%, 03/15/32	$15	$12,718
5.15%, 02/27/33	30	30,376
6.00%, 03/15/31	35	37,276
6.10%, 03/15/34	30	32,317
Spirit AeroSystems Inc.
9.38%, 11/30/29(b)	5	5,382
9.75%, 11/15/30(b)	20	22,238
TransDigm Inc.
6.00%, 01/15/33(b)	25	24,996
6.63%, 03/01/32(b)	40	40,937
6.88%, 12/15/30(b)	25	25,748
7.13%, 12/01/31(b)	15	15,584
		717,329
Agriculture — 0.3%
Altria Group Inc.
2.45%, 02/04/32	25	21,030
3.40%, 05/06/30	25	23,281
Archer-Daniels-Midland Co.
3.25%, 03/27/30	25	23,352
4.50%, 08/15/33	25	24,437
BAT Capital Corp.
2.73%, 03/25/31	25	22,037
4.74%, 03/16/32	20	19,572
4.91%, 04/02/30	30	29,982
6.00%, 02/20/34	15	15,782
6.34%, 08/02/30	25	26,632
7.75%, 10/19/32	20	23,180
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	5	4,425
4.65%, 09/17/34	10	9,711
Cargill Inc.
1.70%, 02/02/31(b)(c)	35	29,372
2.13%, 11/10/31(b)	5	4,220
4.00%, 06/22/32(b)	25	23,793
5.13%, 10/11/32(b)	10	10,201
Darling Ingredients Inc., 6.00%, 06/15/30(b)	15	14,970
Philip Morris International Inc.
2.10%, 05/01/30	5	4,387
5.13%, 02/15/30	40	40,768
5.25%, 02/13/34	50	50,816
5.38%, 02/15/33	50	51,217
5.75%, 11/17/32	75	78,869
		552,034
Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2019-1, Class AA, 3.15%, 08/15/33	4	3,438
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)	34	35,761
JetBlue Pass-Through Trust, Series 1A, Class A, 4.00%, 05/15/34	7	6,965
United Airlines Pass-Through Trust
Series 2018-1, Class AA, 3.50%, 09/01/31	4	3,346
Series 2019, Class AA, 4.15%, 02/25/33	3	3,264
Series 2019-2, Class AA, 2.70%, 11/01/33	4	3,441
VistaJet Malta Finance PLC/Vista Management Holding Inc., 6.38%, 02/01/30(b)(c)	17	15,003
		71,218
Apparel — 0.0%
Champ Acquisition Corp., 8.38%, 12/01/31(b)	10	10,342

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Apparel (continued)
Crocs Inc., 4.13%, 08/15/31(b)(c)	$8	$7,026
Hanesbrands Inc., 9.00%, 02/15/31(b)	10	10,739
Levi Strauss & Co., 3.50%, 03/01/31(b)	5	4,427
S&S Holdings LLC, 8.38%, 10/01/31(b)	10	10,126
Tapestry Inc., 3.05%, 03/15/32	25	21,612
VF Corp., 2.95%, 04/23/30	15	12,957
		77,229
Auto Manufacturers — 0.4%
Allison Transmission Inc., 3.75%, 01/30/31(b)	17	15,259
American Honda Finance Corp., 4.90%, 01/10/34	5	4,981
BMW U.S. Capital LLC
1.95%, 08/12/31(b)	10	8,392
2.55%, 04/01/31(b)(c)	15	13,158
3.70%, 04/01/32(b)	10	9,263
4.15%, 04/09/30(b)	30	29,105
5.15%, 08/11/33(b)(c)	10	10,129
5.15%, 04/02/34(b)	10	10,115
Cummins Inc., 5.15%, 02/20/34	25	25,693
Ford Motor Co.
3.25%, 02/12/32	58	49,511
6.10%, 08/19/32	95	97,074
7.45%, 07/16/31	30	32,920
9.63%, 04/22/30	13	15,241
Ford Motor Credit Co. LLC
3.63%, 06/17/31	33	29,196
4.00%, 11/13/30	20	18,344
6.13%, 03/08/34	10	10,105
7.20%, 06/10/30	25	26,709
7.35%, 03/06/30	25	26,818
General Motors Co., 5.60%, 10/15/32(c)	25	25,791
General Motors Financial Co. Inc.
2.35%, 01/08/31	10	8,526
2.70%, 06/10/31	19	16,421
3.10%, 01/12/32	45	39,302
3.60%, 06/21/30	30	27,825
5.45%, 09/06/34(c)	10	10,016
5.95%, 04/04/34	30	30,975
6.10%, 01/07/34	45	46,913
6.40%, 01/09/33	34	36,110
Honda Motor Co. Ltd., 2.97%, 03/10/32	50	44,571
Hyundai Capital America
5.40%, 01/08/31(b)	5	5,086
6.38%, 04/08/30(b)	30	31,805
JB Poindexter & Co. Inc., 8.75%, 12/15/31(b)	10	10,621
Mercedes-Benz Finance North America LLC
5.00%, 01/11/34(b)	15	14,874
8.50%, 01/18/31	20	23,780
Nissan Motor Co. Ltd., 4.81%, 09/17/30(b)	10	9,068
Toyota Motor Credit Corp.
1.65%, 01/10/31	20	16,780
3.38%, 04/01/30	35	32,900
4.55%, 05/17/30	15	14,924
4.60%, 10/10/31	15	14,829
4.70%, 01/12/33	15	14,961
4.80%, 01/05/34	25	24,901
5.10%, 03/21/31	5	5,102
Volkswagen Group of America Finance LLC
3.75%, 05/13/30(b)	10	9,274
5.60%, 03/22/34(b)	10	9,997
		957,365
Security	Par (000)	Value
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 8.25%, 04/15/31(b)	$10	$10,451
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32(c)	5	4,400
Aptiv PLC/Aptiv Global Financing DAC, 5.15%, 09/13/34	10	9,617
BorgWarner Inc., 5.40%, 08/15/34	10	10,095
Dana Inc.
4.25%, 09/01/30	5	4,467
4.50%, 02/15/32(c)	5	4,375
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	14	14,110
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/31	10	9,205
5.25%, 07/15/31(c)	9	8,276
5.63%, 04/30/33	10	9,055
IHO Verwaltungs GmbH
7.75%, 11/15/30, (7.75% cash and 8.50% PIK)(b)	10	10,023
8.00%, 11/15/32, (8.00% cash and 8.75% PIK)(b)	10	10,123
Lear Corp., 2.60%, 01/15/32	25	21,112
Magna International Inc., 2.45%, 06/15/30	5	4,429
Phinia Inc., 6.63%, 10/15/32(b)	5	5,025
ZF North America Capital Inc.
6.75%, 04/23/30(b)	15	14,658
6.88%, 04/23/32(b)	10	9,615
7.13%, 04/14/30(b)	10	9,948
		168,984
Banks — 4.6%
Australia & New Zealand Banking Group Ltd., 5.20%, 09/30/35, (1-year CMT + 1.470%)(a)(b)	30	29,548
Banco Bilbao Vizcaya Argentaria SA, 7.88%, 11/15/34, (1-year CMT + 3.300%)(a)	5	5,617
Banco Santander SA
2.75%, 12/03/30	125	107,821
2.96%, 03/25/31	20	17,786
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(a)	55	47,006
1.92%, 10/24/31, (1-day SOFR + 1.370%)(a)	70	59,278
2.30%, 07/21/32, (1-day SOFR + 1.220%)(a)	65	55,210
2.48%, 09/21/36, (5-year CMT + 1.200%)(a)	55	45,716
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(a)	90	80,312
2.57%, 10/20/32, (1-day SOFR + 1.210%)(a)	75	64,595
2.59%, 04/29/31, (1-day SOFR + 2.150%)(a)	40	35,667
2.69%, 04/22/32, (1-day SOFR + 1.320%)(a)	50	43,860
2.97%, 02/04/33, (1-day SOFR + 1.330%)(a)	65	57,003
4.57%, 04/27/33, (1-day SOFR + 1.830%)(a)	65	63,273
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)	90	90,367
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)	75	76,224
5.43%, 08/15/35, (1-day SOFR +1.913%)(a)	40	39,992
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)	100	102,843
5.52%, 10/25/35, (1-day SOFR + 1.738%)(a)	50	50,083
5.87%, 09/15/34, (1-day SOFR + 1.840%)(a)	85	89,729
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(a)	45	39,435
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.400%)(a)	15	12,789
5.51%, 06/04/31	5	5,156
Bank of New York Mellon Corp. (The)
1.80%, 07/28/31(c)	5	4,234
4.71%, 02/01/34, (1-day SOFR + 1.512%)(a)	20	19,710
4.97%, 04/26/34, (1-day SOFR + 1.606%)(a)	20	20,036
5.06%, 07/22/32, (1-day SOFR + 1.230%)(a)	10	10,150

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.19%, 03/14/35, (1-day SOFR + 1.418%)(a)	$25	$25,463
5.23%, 11/20/35, (1-day SOFR + 1.253%)(a)	25	25,542
6.47%, 10/25/34, (1-day SOFR + 1.845%)(a)	35	38,692
Bank of Nova Scotia (The)
2.15%, 08/01/31	5	4,231
2.45%, 02/02/32	40	34,203
4.85%, 02/01/30	20	20,106
5.65%, 02/01/34	30	31,307
BankUnited Inc., 5.13%, 06/11/30	10	9,774
Barclays PLC, 6.22%, 05/09/34, (1-day SOFR + 2.980%)(a)	200	210,744
BNP Paribas SA
2.59%, 08/12/35, (5-year CMT + 2.050%)(a)(b)	5	4,255
2.87%, 04/19/32, (3-mo. CME Term SOFR + 1.387%)(a)(b)	200	173,791
5.89%, 12/05/34, (1-day SOFR + 1.866%)(a)(b)	10	10,473
BPCE SA
3.12%, 10/19/32, (1-day SOFR + 1.730%)(a)(b)	5	4,228
5.94%, 05/30/35, (1-day SOFR + 1.850%)(a)(b)	250	255,208
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	11	10,123
6.09%, 10/03/33	5	5,361
Citibank NA, 5.57%, 04/30/34	30	31,240
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(a)	50	42,645
2.56%, 05/01/32, (1-day SOFR + 1.167%)(a)	85	73,496
2.57%, 06/03/31, (1-day SOFR + 2.107%)(a)	85	75,227
2.67%, 01/29/31, (1-day SOFR + 1.146%)(a)	65	58,256
3.06%, 01/25/33, (1-day SOFR + 1.351%)(a)	50	43,947
3.79%, 03/17/33, (1-day SOFR + 1.939%)(a)	45	41,408
4.41%, 03/31/31, (1-day SOFR + 3.914%)(a)	55	53,637
4.91%, 05/24/33, (1-day SOFR + 2.086%)(a)	35	34,625
5.41%, 09/19/39, (5-year CMT + 1.730%)(a)	10	9,806
5.45%, 06/11/35, (1-day SOFR + 1.447%)(a)	60	61,527
5.83%, 02/13/35, (1-day SOFR + 2.056%)(a)	45	45,847
6.17%, 05/25/34, (1-day SOFR + 2.661%)(a)	45	47,100
6.27%, 11/17/33, (1-day SOFR + 2.338%)(a)	35	37,693
6.63%, 06/15/32	25	27,267
Citizens Financial Group Inc.
2.50%, 02/06/30	30	26,548
3.25%, 04/30/30	35	32,118
5.72%, 07/23/32, (1-day SOFR + 1.910%)(a)	5	5,102
6.65%, 04/25/35, (1-day SOFR +2.325%)(a)	10	10,856
Commonwealth Bank of Australia, 5.84%, 03/13/34(b)	15	15,575
Credit Agricole SA
5.37%, 03/11/34(b)	5	5,125
6.25%, 01/10/35, (1-day SOFR + 2.670%)(a)(b)	10	10,296
Deutsche Bank AG/New York
3.55%, 09/18/31, (1-day SOFR + 3.043%)(a)	150	137,052
3.73%, 01/14/32, (1-day SOFR + 2.757%)(a)	10	8,829
3.74%, 01/07/33, (1-day SOFR + 2.257%)(a)	15	12,950
5.88%, 07/08/31, (1-day SOFR + 5.438%)(a)	5	5,033
Dresdner Funding Trust I, 8.15%, 06/30/31(b)	20	21,939
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.660%)(a)	15	14,270
5.63%, 01/29/32, (1-day SOFR + 1.840%)(a)	5	5,146
Freedom Mortgage Corp., 12.25%, 10/01/30(b)	8	8,874
Goldman Sachs Capital I, 6.35%, 02/15/34	10	10,599
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.090%)(a)	25	21,022
Security	Par (000)	Value
Banks (continued)
2.38%, 07/21/32, (1-day SOFR + 1.248%)(a)	$50	$42,665
2.60%, 02/07/30	35	31,459
2.62%, 04/22/32, (1-day SOFR + 1.281%)(a)	95	82,675
2.65%, 10/21/32, (1-day SOFR + 1.264%)(a)	40	34,491
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)	80	70,666
3.80%, 03/15/30	45	42,864
5.02%, 10/23/35, (1-day SOFR + 1.420%)(a)	35	34,664
5.33%, 07/23/35, (1-day SOFR + 1.550%)(a)	50	50,599
5.85%, 04/25/35, (1-day SOFR + 1.552%)(a)	20	20,997
6.13%, 02/15/33	20	21,899
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)	80	88,159
HSBC Holdings PLC
4.76%, 03/29/33, (1-day SOFR + 2.530%)(a)	200	191,213
6.25%, 03/09/34, (1-day SOFR + 2.390%)(a)	200	212,792
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(a)	15	12,287
2.55%, 02/04/30	30	26,711
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(a)	10	10,239
ING Groep NV, 2.73%, 04/01/32, (1-day SOFR + 1.316%)(a)	200	175,153
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(b)	10	8,848
7.20%, 11/28/33(b)	30	33,191
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(a)	30	25,264
2.52%, 04/22/31, (1-day SOFR + 2.040%)(a)	50	44,551
2.55%, 11/08/32, (1-day SOFR + 1.180%)(a)	60	51,617
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(a)	75	65,406
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(a)	70	63,344
2.96%, 01/25/33, (1-day SOFR + 1.260%)(a)	65	57,206
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(a)	35	34,492
4.59%, 04/26/33, (1-day SOFR + 1.800%)(a)	50	48,855
4.91%, 07/25/33, (1-day SOFR + 2.080%)(a)	80	80,043
4.95%, 10/22/35, (1-day SOFR + 1.340%)(a)	45	44,711
5.29%, 07/22/35, (1-day SOFR + 1.460%)(a)	65	66,042
5.34%, 01/23/35, (1-day SOFR + 1.620%)(a)	55	55,996
5.35%, 06/01/34, (1-day SOFR + 1.845%)(a)	85	87,044
5.72%, 09/14/33, (1-day SOFR + 2.580%)(a)	50	51,830
5.77%, 04/22/35, (1-day SOFR + 1.490%)(a)	50	52,493
6.25%, 10/23/34, (1-day SOFR + 1.810%)(a)	55	59,582
KeyCorp
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(a)	5	4,827
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(a)	10	10,686
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32(b)	20	19,734
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	10	8,261
4.13%, 07/15/33	120	119,067
4.38%, 02/28/34	75	75,761
4.75%, 10/29/30	45	46,375
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	115	95,616
4.13%, 02/06/31(d)	10	9,939

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Lloyds Banking Group PLC
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)	$10	$9,842
7.95%, 11/15/33, (1-year CMT + 3.750%)(a)	15	17,111
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.850%)(a)	10	9,729
6.08%, 03/13/32, (1-day SOFR + 2.260%)(a)	10	10,398
Macquarie Group Ltd.
2.69%, 06/23/32, (1-day SOFR + 1.440%)(a)(b)	10	8,644
2.87%, 01/14/33, (1-day SOFR + 1.532%)(a)(b)	33	28,511
4.44%, 06/21/33, (1-day SOFR + 2.405%)(a)(b)	33	31,577
5.49%, 11/09/33, (1-day SOFR + 2.865%)(a)(b)	20	20,413
5.89%, 06/15/34, (1-day SOFR + 2.380%)(a)(b)(c)	35	36,676
Mitsubishi UFJ Financial Group Inc.
5.43%, 04/17/35, (1-year CMT + 1.000%)(a)	200	205,964
5.48%, 02/22/31, (1-year CMT + 1.530%)(a)	200	206,232
Mizuho Financial Group Inc.
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(a)	5	4,334
2.56%, 09/13/31	45	38,484
5.67%, 09/13/33, (1-year CMT + 2.400%)(a)	95	98,669
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(a)	29	24,157
1.93%, 04/28/32, (1-day SOFR + 1.020%)(a)	50	41,675
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)	85	71,881
2.48%, 09/16/36, (1-day SOFR + 1.360%)(a)	65	53,776
2.51%, 10/20/32, (1-day SOFR + 1.200%)(a)	70	59,914
2.70%, 01/22/31, (1-day SOFR + 1.143%)(a)	35	31,571
2.94%, 01/21/33, (1-day SOFR + 1.290%)(a)	65	56,926
3.62%, 04/01/31, (1-day SOFR + 3.120%)(a)	30	28,255
4.89%, 07/20/33, (1-day SOFR + 2.076%)(a)	25	24,771
5.25%, 04/21/34, (1-day SOFR + 1.870%)(a)	65	65,680
5.32%, 07/19/35, (1-day SOFR +1.555%)(a)	50	50,857
5.42%, 07/21/34, (1-day SOFR + 1.880%)(a)	85	86,663
5.47%, 01/18/35, (1-day SOFR + 1.730%)(a)	50	51,205
5.83%, 04/19/35, (1-day SOFR +1.580%)(a)	30	31,510
5.94%, 02/07/39, (5-year CMT + 1.800%)(a)	35	35,929
5.95%, 01/19/38, (5-year CMT + 2.430%)(a)	35	35,873
6.34%, 10/18/33, (1-day SOFR + 2.560%)(a)	45	48,765
6.63%, 11/01/34, (1-day SOFR + 2.050%)(a)	20	22,112
7.25%, 04/01/32	65	74,836
National Australia Bank Ltd., 2.33%, 08/21/30(b)	55	47,364
NatWest Group PLC, 6.02%, 03/02/34, (1-year CMT + 2.100%)(a)	100	105,300
Norinchukin Bank (The), 2.08%, 09/22/31(b)	10	8,248
Northern Trust Corp., 1.95%, 05/01/30	30	26,186
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(a)	10	8,586
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(a)	7	6,736
4.81%, 10/21/32, (1-day SOFR + 1.259%)(a)	25	24,784
5.07%, 01/24/34, (1-day SOFR + 1.933%)(a)	25	24,915
5.40%, 07/23/35, (1-day SOFR + 1.599%)(a)	15	15,289
5.68%, 01/22/35, (1-day SOFR + 1.902%)(a)	35	36,294
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)	25	26,427
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(a)	45	47,665
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)	25	27,994
Regions Financial Corp., 5.50%, 09/06/35, (1-day SOFR +2.060%)(a)	5	5,021
Royal Bank of Canada
2.30%, 11/03/31	45	38,516
Security	Par (000)	Value
Banks (continued)
5.00%, 02/01/33	$25	$25,167
5.00%, 05/02/33	35	35,234
Santander Holdings USA Inc., 6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)	5	5,166
Societe Generale SA
3.00%, 01/22/30(b)	20	17,947
6.69%, 01/10/34, (1-year CMT + 2.950%)(a)(b)	200	211,271
Standard Chartered PLC
3.60%, 01/12/33, (1-year CMT + 1.900%)(a)(b)	5	4,437
4.64%, 04/01/31, (1-year CMT + 3.850%)(a)(b)	125	122,121
5.91%, 05/14/35, (1-year CMT + 1.450%)(a)(b)	30	30,994
State Street Corp.
2.20%, 03/03/31	10	8,656
2.40%, 01/24/30	5	4,513
2.62%, 02/07/33, (1-day SOFR + 1.002%)(a)	15	12,959
4.16%, 08/04/33, (1-day SOFR + 1.726%)(a)	15	14,286
4.42%, 05/13/33, (1-day SOFR + 1.605%)(a)	5	4,881
4.68%, 10/22/32, (1-day SOFR +1.050%)(a)	25	24,793
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)(c)	15	15,266
Sumitomo Mitsui Financial Group Inc., 5.85%, 07/13/30	200	209,561
Toronto-Dominion Bank (The)
2.00%, 09/10/31	5	4,235
2.45%, 01/12/32	10	8,557
3.20%, 03/10/32	30	26,885
4.46%, 06/08/32	40	38,848
Truist Financial Corp.
1.95%, 06/05/30(c)	15	12,952
4.92%, 07/28/33, (1-day SOFR + 2.240%)(a)	25	24,129
5.12%, 01/26/34, (1-day SOFR + 1.852%)(a)	25	24,812
5.15%, 08/05/32, (1-day SOFR + 1.571%)(a)	20	20,080
5.87%, 06/08/34, (1-day SOFR + 2.361%)(a)	35	36,533
6.12%, 10/28/33, (1-day SOFR + 2.300%)(a)	20	21,193
U.S. Bancorp
1.38%, 07/22/30	15	12,568
2.49%, 11/03/36, (5-year CMT + 0.950%)(a)	20	16,601
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)	15	12,940
4.84%, 02/01/34, (1-day SOFR + 1.600%)(a)	25	24,502
4.97%, 07/22/33, (1-day SOFR + 2.110%)(a)	25	24,490
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)	35	36,327
5.84%, 06/12/34, (1-day SOFR + 2.260%)(a)	20	20,912
5.85%, 10/21/33, (1-day SOFR + 2.090%)(a)	30	31,389
UBS Group AG
2.10%, 02/11/32, (1-year CMT + 1.000%)(a)(b)	200	168,271
4.99%, 08/05/33, (1-year CMT + 2.400%)(a)(b)	200	198,383
6.54%, 08/12/33, (1-day SOFR + 3.920%)(a)(b)	10	10,826
UniCredit SpA, 5.46%, 06/30/35, (5-year CMT + 4.750%)(a)(b)	25	24,458
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(a)	40	35,750
3.35%, 03/02/33, (1-day SOFR + 1.500%)(a)	75	67,244
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(a)	40	39,300
4.90%, 07/25/33, (1-day SOFR + 2.100%)(a)	75	74,249
5.21%, 12/03/35, (1-day SOFR + 1.380%)(a)	50	50,334
5.39%, 04/24/34, (1-day SOFR + 2.020%)(a)	65	65,988
5.50%, 01/23/35, (1-day SOFR + 1.780%)(a)	60	61,432
5.56%, 07/25/34, (1-day SOFR + 1.990%)(a)	75	77,043
6.49%, 10/23/34, (1-day SOFR + 2.060%)(a)	85	92,839

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Westpac Banking Corp.
2.15%, 06/03/31	$85	$73,557
2.65%, 01/16/30	20	18,286
2.67%, 11/15/35, (5-year CMT + 1.750%)(a)	25	21,560
3.02%, 11/18/36, (5-year CMT + 1.530%)(a)	15	12,949
		9,952,249
Beverages — 0.2%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	35	33,333
5.00%, 06/15/34	25	25,494
Coca-Cola Co. (The)
1.38%, 03/15/31	30	25,004
2.25%, 01/05/32	45	39,052
3.45%, 03/25/30	20	19,180
4.65%, 08/14/34	10	9,979
5.00%, 05/13/34	10	10,252
Constellation Brands Inc.
2.88%, 05/01/30	10	9,067
4.90%, 05/01/33	25	24,740
Keurig Dr Pepper Inc.
3.20%, 05/01/30	30	27,794
4.05%, 04/15/32	10	9,563
5.30%, 03/15/34	30	30,658
PepsiCo Inc.
1.63%, 05/01/30	20	17,250
1.95%, 10/21/31	30	25,425
2.75%, 03/19/30	25	22,953
4.45%, 02/15/33	10	10,130
Pepsico Singapore Financing I Pte Ltd., 4.70%, 02/16/34	35	34,800
		374,674
Biotechnology — 0.2%
Amgen Inc.
2.00%, 01/15/32	45	37,264
2.45%, 02/21/30	25	22,392
3.35%, 02/22/32	30	27,237
5.25%, 03/02/30	50	51,140
5.25%, 03/02/33	90	91,477
Biogen Inc., 2.25%, 05/01/30	35	30,601
Bio-Rad Laboratories Inc., 3.70%, 03/15/32	25	22,788
CSL Finance PLC, 4.25%, 04/27/32(b)	30	28,894
Gilead Sciences Inc., 1.65%, 10/01/30	35	29,658
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	35	29,472
Royalty Pharma PLC
2.15%, 09/02/31(c)	25	20,898
2.20%, 09/02/30	10	8,594
		400,415
Building Materials — 0.2%
Boise Cascade Co., 4.88%, 07/01/30(b)	8	7,631
Builders FirstSource Inc.
4.25%, 02/01/32(b)	22	20,063
5.00%, 03/01/30(b)	10	9,660
6.38%, 06/15/32(b)	10	10,221
6.38%, 03/01/34(b)	20	20,391
Carrier Global Corp.
2.70%, 02/15/31	25	22,138
2.72%, 02/15/30	30	27,166
5.90%, 03/15/34	10	10,611
Eagle Materials Inc., 2.50%, 07/01/31	10	8,721
Security	Par (000)	Value
Building Materials (continued)
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(b)	$45	$45,538
6.75%, 07/15/31(b)	10	10,247
Fortune Brands Innovations Inc.
4.00%, 03/25/32	10	9,379
5.88%, 06/01/33	21	22,019
JELD-WEN Inc., 7.00%, 09/01/32(b)	5	4,875
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	5	4,239
2.00%, 09/16/31	30	25,300
4.90%, 12/01/32	5	5,033
Knife River Corp., 7.75%, 05/01/31(b)	5	5,247
Martin Marietta Materials Inc., 2.40%, 07/15/31	10	8,634
Masco Corp.
2.00%, 10/01/30	20	17,080
2.00%, 02/15/31	25	21,261
Masterbrand Inc., 7.00%, 07/15/32(b)	10	10,285
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(b)	15	15,256
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(b)(c)	5	4,796
Mohawk Industries Inc., 3.63%, 05/15/30	10	9,382
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30(b)	7	6,666
Owens Corning
3.50%, 02/15/30	5	4,696
5.70%, 06/15/34	15	15,650
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)	20	21,288
Standard Industries Inc./New York
3.38%, 01/15/31(b)	18	15,821
4.38%, 07/15/30(b)	27	25,129
6.50%, 08/15/32(b)	10	10,213
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/31(b)	10	10,670
Trane Technologies Financing Ltd.
5.10%, 06/13/34	10	10,141
5.25%, 03/03/33	5	5,132
Vulcan Materials Co., 3.50%, 06/01/30	10	9,381
Wilsonart LLC, 11.00%, 08/15/32(b)	10	9,885
		499,845
Chemicals — 0.4%
Air Products and Chemicals Inc.
2.05%, 05/15/30	30	26,412
4.80%, 03/03/33	10	10,074
Albemarle Corp., 5.05%, 06/01/32(c)	5	4,885
Ashland Inc., 3.38%, 09/01/31(b)	10	8,715
Avient Corp.
6.25%, 11/01/31(b)	10	10,118
7.13%, 08/01/30(b)	10	10,359
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)	10	10,486
Braskem Netherlands Finance BV, 7.25%, 02/13/33(d)	200	192,658
Celanese U.S. Holdings LLC
6.38%, 07/15/32	25	26,044
6.80%, 11/15/30	35	36,828
Cerdia Finanz GmbH, 9.38%, 10/03/31(b)	15	15,683
CF Industries Inc., 5.15%, 03/15/34	15	14,863

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Chemours Co. (The)
4.63%, 11/15/29(b)	$5	$4,465
8.00%, 01/15/33(b)	10	10,050
CNAC HK Finbridge Co. Ltd., 3.00%, 09/22/30(d)	200	178,930
Consolidated Energy Finance SA, 12.00%, 02/15/31(b)	10	10,002
Dow Chemical Co. (The)
2.10%, 11/15/30	30	25,841
5.15%, 02/15/34(c)	25	25,107
6.30%, 03/15/33(c)	25	27,138
Eastman Chemical Co., 5.75%, 03/08/33	10	10,366
Ecolab Inc., 2.13%, 02/01/32	25	21,167
EIDP Inc., 4.80%, 05/15/33	10	9,932
FMC Corp., 5.65%, 05/18/33(c)	10	10,158
Huntsman International LLC, 2.95%, 06/15/31	10	8,519
International Flavors & Fragrances Inc., 2.30%, 11/01/30(b)	25	21,479
LYB International Finance III LLC
5.50%, 03/01/34	35	35,425
5.63%, 05/15/33	5	5,175
Methanex Corp., 5.25%, 12/15/29	10	9,774
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30(b)(c)	5	4,632
Nutrien Ltd., 5.40%, 06/21/34(c)	10	10,201
OCI NV, 6.70%, 03/16/33(b)	10	10,102
Olin Corp., 5.00%, 02/01/30	7	6,725
Olympus Water U.S. Holding Corp., 7.25%, 06/15/31(b)	10	10,260
RPM International Inc., 2.95%, 01/15/32	20	17,641
Sherwin-Williams Co. (The)
2.20%, 03/15/32	20	16,859
4.80%, 09/01/31	5	4,990
SNF Group SACA, 3.38%, 03/15/30(b)	5	4,473
Vibrantz Technologies Inc., 9.00%, 02/15/30(b)(c)	13	12,302
WR Grace Holdings LLC, 7.38%, 03/01/31(b)(c)	5	5,188
YPF SA, 7.00%, 09/30/33(a)(d)	50	48,951
		932,977
Commercial Services — 0.5%
ADT Security Corp. (The), 4.88%, 07/15/32(b)	10	9,368
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)	40	40,954
Ashtead Capital Inc., 5.80%, 04/15/34(b)	15	15,373
Automatic Data Processing Inc., 4.45%, 09/09/34	15	14,602
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
8.00%, 02/15/31(b)	10	10,404
8.25%, 01/15/30(b)	10	10,397
Block Financial LLC, 3.88%, 08/15/30	20	18,686
Block Inc.
3.50%, 06/01/31	13	11,677
6.50%, 05/15/32(b)	35	35,943
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)	35	36,994
Brink's Co. (The), 6.75%, 06/15/32(b)	5	5,105
Cimpress PLC, 7.38%, 09/15/32(b)	10	9,997
Equifax Inc., 2.35%, 09/15/31	30	25,508
EquipmentShare.com Inc.
8.00%, 03/15/33(b)	10	10,248
8.63%, 05/15/32(b)	10	10,496
ERAC USA Finance LLC
4.90%, 05/01/33(b)	30	29,911
5.20%, 10/30/34(b)	10	10,143
Security	Par (000)	Value
Commercial Services (continued)
Garda World Security Corp.
8.25%, 08/01/32(b)	$10	$10,205
8.38%, 11/15/32(b)	15	15,390
GEO Group Inc. (The), 10.25%, 04/15/31	10	10,946
Global Payments Inc.
2.90%, 05/15/30	25	22,544
2.90%, 11/15/31	15	13,107
5.40%, 08/15/32	10	10,164
GXO Logistics Inc.
2.65%, 07/15/31	20	17,363
6.50%, 05/06/34	10	10,549
Hertz Corp. (The), 5.00%, 12/01/29(b)(c)	17	11,762
Mobius Merger Sub Inc., 9.00%, 06/01/30(b)	10	9,555
Moody's Corp., 4.25%, 08/08/32	25	24,199
PayPal Holdings Inc.
2.30%, 06/01/30	30	26,662
4.40%, 06/01/32	20	19,602
5.15%, 06/01/34	10	10,184
PROG Holdings Inc., 6.00%, 11/15/29(b)	5	4,884
Quanta Services Inc.
2.35%, 01/15/32	5	4,232
2.90%, 10/01/30	65	58,980
5.25%, 08/09/34	5	5,004
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(b)	25	24,993
RELX Capital Inc., 3.00%, 05/22/30	40	36,846
RRD Parent Inc., 10.00%, 10/15/31, (10.00% PIK)(b)(e)	7	12,579
S&P Global Inc.
1.25%, 08/15/30(c)	15	12,556
2.50%, 12/01/29	30	27,270
2.90%, 03/01/32	45	40,039
Service Corp. International/U.S.
3.38%, 08/15/30	15	13,424
4.00%, 05/15/31	10	9,140
5.75%, 10/15/32	15	14,941
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 6.75%, 08/15/32(b)	20	20,673
Sodexo Inc., 2.72%, 04/16/31(b)	5	4,344
Transurban Finance Co. Pty. Ltd., 2.45%, 03/16/31(b)	15	12,899
TriNet Group Inc., 7.13%, 08/15/31(b)	5	5,139
Triton Container International Ltd., 3.15%, 06/15/31(b)	15	12,963
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	10	8,624
United Rentals North America Inc.
3.75%, 01/15/32	11	9,834
3.88%, 02/15/31	18	16,458
4.00%, 07/15/30	10	9,278
5.25%, 01/15/30	15	14,830
6.00%, 12/15/29(b)	55	56,092
6.13%, 03/15/34(b)	20	20,303
Valvoline Inc., 3.63%, 06/15/31(b)	10	8,703
Verisk Analytics Inc., 5.25%, 06/05/34	25	25,292
Vortex Opco LLC
8.00%, 04/30/30(b)	2	929
10.84%, 04/30/30, (3-mo. CME Term SOFR + 6.250%)(a)(b)	1	1,001
VT Topco Inc., 8.50%, 08/15/30(b)	5	5,295
Wand NewCo 3 Inc., 7.63%, 01/30/32(b)	20	20,706
Williams Scotsman Inc., 7.38%, 10/01/31(b)	10	10,375

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Yale University, Series 2020, 1.48%, 04/15/30	$20	$17,216
ZipRecruiter Inc., 5.00%, 01/15/30(b)	10	9,201
		1,073,081
Computers — 0.4%
Accenture Capital Inc., 4.25%, 10/04/31	25	24,452
Amdocs Ltd., 2.54%, 06/15/30	5	4,409
Amentum Holdings Inc., 7.25%, 08/01/32(b)	15	15,403
Apple Inc.
1.65%, 05/11/30	45	39,188
1.70%, 08/05/31	30	25,419
3.35%, 08/08/32	25	23,408
4.15%, 05/10/30	20	20,043
4.30%, 05/10/33	20	20,044
Booz Allen Hamilton Inc., 5.95%, 08/04/33	5	5,206
CGI Inc., 2.30%, 09/14/31	10	8,450
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29(b)	4	3,883
Dell International LLC/EMC Corp.
4.85%, 02/01/35	25	24,347
5.40%, 04/15/34	15	15,331
5.75%, 02/01/33	25	26,279
6.20%, 07/15/30	30	31,889
Fortinet Inc., 2.20%, 03/15/31	5	4,334
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(b)	15	15,553
Gartner Inc., 3.75%, 10/01/30(b)	21	19,445
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	25	24,797
HP Inc.
2.65%, 06/17/31	35	30,528
5.50%, 01/15/33	30	30,837
Insight Enterprises Inc., 6.63%, 05/15/32(b)	10	10,226
International Business Machines Corp.
1.95%, 05/15/30	100	86,766
2.72%, 02/09/32	10	8,784
4.40%, 07/27/32	10	9,784
5.88%, 11/29/32	5	5,359
Kyndryl Holdings Inc., 3.15%, 10/15/31	15	13,200
Leidos Inc.
2.30%, 02/15/31	15	12,852
5.75%, 03/15/33	20	20,631
Lenovo Group Ltd., 3.42%, 11/02/30(d)	200	182,085
McAfee Corp., 7.38%, 02/15/30(b)	35	34,003
NetApp Inc., 2.70%, 06/22/30	25	22,373
Seagate HDD Cayman
4.13%, 01/15/31	5	4,511
8.25%, 12/15/29	10	10,728
8.50%, 07/15/31	5	5,403
9.63%, 12/01/32	13	14,597
Western Digital Corp., 3.10%, 02/01/32(c)	15	12,673
		867,220
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.25%, 08/15/32	10	9,158
4.60%, 03/01/33	4	4,026
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(b)	10	10,239
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29	5	4,494
2.60%, 04/15/30	5	4,500
4.65%, 05/15/33	15	14,602
5.00%, 02/14/34(c)	50	50,079
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Kenvue Inc.
4.90%, 03/22/33	$30	$30,241
5.00%, 03/22/30	15	15,349
Perrigo Finance Unlimited Co.
4.90%, 06/15/30	10	9,589
6.13%, 09/30/32	10	9,983
Prestige Brands Inc., 3.75%, 04/01/31(b)	7	6,285
Procter & Gamble Co. (The)
1.20%, 10/29/30	30	25,123
1.95%, 04/23/31	20	17,469
2.30%, 02/01/32(c)	30	26,462
3.00%, 03/25/30	30	28,031
5.80%, 08/15/34	5	5,460
Unilever Capital Corp., 1.75%, 08/12/31	100	84,224
		355,314
Distribution & Wholesale — 0.0%
LKQ Corp., 6.25%, 06/15/33	25	26,282
Resideo Funding Inc., 6.50%, 07/15/32(b)	10	10,156
Ritchie Bros Holdings Inc., 7.75%, 03/15/31(b)	10	10,574
Verde Purchaser LLC, 10.50%, 11/30/30(b)	15	16,062
Windsor Holdings III LLC, 8.50%, 06/15/30(b)	10	10,636
		73,710
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	150	133,290
3.40%, 10/29/33	5	4,353
4.95%, 09/10/34	20	19,496
Affiliated Managers Group Inc., 3.30%, 06/15/30	10	9,212
Air Lease Corp.
2.88%, 01/15/32	10	8,719
3.13%, 12/01/30	70	63,312
Ally Financial Inc.
6.70%, 02/14/33	10	10,307
8.00%, 11/01/31	55	61,956
American Express Co.
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)	45	43,790
4.99%, 05/26/33, (1-day SOFR + 2.255%)(a)	25	24,951
5.04%, 05/01/34, (1-day SOFR + 1.835%)(a)	35	35,265
5.92%, 04/25/35, (1-day SOFR + 1.630%)(a)	5	5,233
Ameriprise Financial Inc.
4.50%, 05/13/32	5	4,919
5.15%, 05/15/33	10	10,207
Apollo Global Management Inc., 6.38%, 11/15/33	10	11,072
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	15	13,767
Aretec Group Inc., 10.00%, 08/15/30(b)	10	11,067
Armor Holdco Inc., 8.50%, 11/15/29(b)	1	1,000
Aviation Capital Group LLC, 6.38%, 07/15/30(b)	6	6,355
Azorra Finance Ltd., 7.75%, 04/15/30(b)	10	10,053
Blackstone Holdings Finance Co. LLC
2.00%, 01/30/32(b)	20	16,541
2.50%, 01/10/30(b)	35	31,600
2.55%, 03/30/32(b)	5	4,285
6.20%, 04/22/33(b)	5	5,402
Blue Owl Finance LLC, 4.38%, 02/15/32	25	23,284
BOC Aviation Ltd., 2.63%, 09/17/30(b)	200	178,909
Brookfield Capital Finance LLC, 6.09%, 06/14/33	5	5,295
Brookfield Finance Inc.
4.35%, 04/15/30	35	34,217
6.35%, 01/05/34	30	32,380

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Burford Capital Global Finance LLC
6.88%, 04/15/30(b)	$5	$5,017
9.25%, 07/01/31(b)	15	16,051
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.337%)(a)	45	36,958
2.62%, 11/02/32, (1-day SOFR + 1.265%)(a)	25	21,153
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)	20	19,993
5.82%, 02/01/34, (1-day SOFR + 2.600%)(a)	20	20,572
6.05%, 02/01/35, (1-day SOFR + 2.260%)(a)	10	10,436
6.38%, 06/08/34, (1-day SOFR + 2.860%)(a)	30	31,891
Charles Schwab Corp. (The)
1.95%, 12/01/31	35	29,071
2.90%, 03/03/32	50	44,169
4.63%, 03/22/30	15	15,171
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)	10	10,742
CI Financial Corp., 3.20%, 12/17/30	25	21,895
CME Group Inc., 2.65%, 03/15/32	5	4,395
Cobra AcquisitionCo LLC, 6.38%, 11/01/29(b)	2	1,704
Coinbase Global Inc., 3.63%, 10/01/31(b)(c)	15	13,019
Credit Suisse USA LLC, 7.13%, 07/15/32	25	28,384
Discover Financial Services
6.70%, 11/29/32	10	10,913
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(a)	10	11,661
Encore Capital Group Inc., 8.50%, 05/15/30(b)	10	10,592
Focus Financial Partners LLC, 6.75%, 09/15/31(b)	15	15,128
Freedom Mortgage Holdings LLC, 9.13%, 05/15/31(b)	15	15,574
GGAM Finance Ltd., 5.88%, 03/15/30(b)	5	4,962
goeasy Ltd., Series 144*, 6.88%, 05/15/30(b)	5	5,091
Hightower Holding LLC, 9.13%, 01/31/30(b)	5	5,296
Intercontinental Exchange Inc.
1.85%, 09/15/32	20	16,212
2.10%, 06/15/30	45	39,445
4.60%, 03/15/33	45	44,269
Jane Street Group/JSG Finance Inc.
6.13%, 11/01/32(b)	20	20,079
7.13%, 04/30/31(b)	25	26,021
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/31(b)	10	10,067
Jefferies Financial Group Inc.
2.63%, 10/15/31	40	34,262
2.75%, 10/15/32	15	12,621
4.15%, 01/23/30	50	48,222
Lazard Group LLC, 6.00%, 03/15/31	5	5,218
LPL Holdings Inc., 4.38%, 05/15/31(b)	8	7,502
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/31(b)	10	10,445
Mastercard Inc.
2.00%, 11/18/31	15	12,762
3.35%, 03/26/30	15	14,190
4.85%, 03/09/33	20	20,278
4.88%, 05/09/34	25	25,219
Midcap Financial Issuer Trust, 5.63%, 01/15/30(b)	8	7,369
Nasdaq Inc., 5.55%, 02/15/34	35	36,101
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30(b)	10	9,506
5.75%, 11/15/31(b)	9	8,761
7.13%, 02/01/32(b)	20	20,659
Navient Corp.
5.63%, 08/01/33	10	8,925
Security	Par (000)	Value
Diversified Financial Services (continued)
9.38%, 07/25/30	$10	$11,015
11.50%, 03/15/31	8	9,104
Nomura Holdings Inc., 5.78%, 07/03/34	200	206,366
Nuveen LLC, 5.85%, 04/15/34(b)	25	25,927
OneMain Finance Corp.
4.00%, 09/15/30	11	9,888
5.38%, 11/15/29	5	4,871
7.13%, 11/15/31	13	13,389
7.50%, 05/15/31	15	15,613
7.88%, 03/15/30	10	10,554
ORIX Corp.
4.00%, 04/13/32	5	4,701
5.20%, 09/13/32	25	25,289
PennyMac Financial Services Inc.
5.75%, 09/15/31(b)	12	11,618
7.13%, 11/15/30(b)	10	10,248
7.88%, 12/15/29(b)	10	10,564
PRA Group Inc., 8.88%, 01/31/30(b)	5	5,251
Raymond James Financial Inc., 4.65%, 04/01/30	25	25,129
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.88%, 03/01/31(b)	20	17,903
4.00%, 10/15/33(b)	14	12,158
Stifel Financial Corp., 4.00%, 05/15/30	30	28,665
StoneX Group Inc., 7.88%, 03/01/31(b)	10	10,568
Synchrony Financial
2.88%, 10/28/31	15	12,698
7.25%, 02/02/33	15	15,815
VFH Parent LLC / Valor Co-Issuer Inc., 7.50%, 06/15/31(b)	5	5,166
Visa Inc.
1.10%, 02/15/31	20	16,465
2.05%, 04/15/30	35	31,000
Western Union Co. (The), 2.75%, 03/15/31	20	17,244
		2,235,417
Electric — 1.5%
AEP Texas Inc.
4.70%, 05/15/32	10	9,805
5.40%, 06/01/33	5	5,060
AEP Transmission Co. LLC, 5.15%, 04/01/34	5	5,064
AES Corp. (The)
2.45%, 01/15/31	10	8,488
7.60%, 01/15/55, (5-year CMT + 3.201%)(a)	15	15,589
Alabama Power Co.
3.05%, 03/15/32	5	4,484
3.94%, 09/01/32	5	4,757
Alliant Energy Finance LLC, 3.60%, 03/01/32(b)	25	22,590
Alpha Generation LLC, 6.75%, 10/15/32(b)	15	15,193
Ameren Corp., 3.50%, 01/15/31	25	23,241
American Electric Power Co. Inc.
5.63%, 03/01/33	18	18,608
5.95%, 11/01/32	20	21,185
American Transmission Systems Inc., 2.65%, 01/15/32(b)	13	11,258
Appalachian Power Co.
4.50%, 08/01/32	10	9,662
5.65%, 04/01/34	40	41,399
Arizona Public Service Co., 2.20%, 12/15/31	30	25,163
Berkshire Hathaway Energy Co., 3.70%, 07/15/30	45	43,033
Black Hills Corp., 2.50%, 06/15/30	15	13,188

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(b)	$10	$10,014
Calpine Corp.
3.75%, 03/01/31(b)	17	15,359
5.00%, 02/01/31(b)	16	15,162
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	10	10,031
5.15%, 03/01/34	10	10,187
CenterPoint Energy Inc.
2.65%, 06/01/31	15	13,143
2.95%, 03/01/30	15	13,642
Clearway Energy Operating LLC
3.75%, 02/15/31(b)	15	13,289
3.75%, 01/15/32(b)	5	4,343
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30(b)	15	14,695
Comision Federal de Electricidad, 3.88%, 07/26/33(d)	200	164,966
Commonwealth Edison Co., 2.20%, 03/01/30	10	8,861
Connecticut Light and Power Co. (The)
4.95%, 08/15/34	10	10,047
Series A, 2.05%, 07/01/31	15	12,780
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	31	27,126
5.20%, 03/01/33	10	10,265
Series 20A, 3.35%, 04/01/30	10	9,409
Constellation Energy Generation LLC, 6.13%, 01/15/34	25	26,839
Consumers Energy Co.
3.60%, 08/15/32	20	18,656
4.63%, 05/15/33	20	19,802
Dominion Energy Inc.
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(a)	10	10,616
Series C, 3.38%, 04/01/30	45	41,969
Dominion Energy South Carolina Inc.
5.30%, 05/15/33	10	10,247
6.63%, 02/01/32	5	5,542
DTE Electric Co.
2.25%, 03/01/30	5	4,460
5.20%, 04/01/33	25	25,617
Series A, 3.00%, 03/01/32	10	8,972
DTE Energy Co., 5.85%, 06/01/34	30	31,543
Duke Energy Carolinas LLC
4.85%, 01/15/34	10	10,007
4.95%, 01/15/33	15	15,113
Duke Energy Corp.
2.45%, 06/01/30	20	17,745
2.55%, 06/15/31	35	30,497
4.50%, 08/15/32	20	19,444
5.45%, 06/15/34	25	25,646
5.75%, 09/15/33(c)	20	21,036
6.45%, 09/01/54, (5-year CMT + 2.588%)(a)	15	15,282
Duke Energy Florida LLC
2.40%, 12/15/31	5	4,293
2.50%, 12/01/29	20	18,165
Duke Energy Ohio Inc., 5.25%, 04/01/33(c)	10	10,265
Duke Energy Progress LLC
3.40%, 04/01/32	30	27,525
5.25%, 03/15/33	25	25,640
Security	Par (000)	Value
Electric (continued)
Duquesne Light Holdings Inc.
2.53%, 10/01/30(b)	$20	$17,450
2.78%, 01/07/32(b)	10	8,476
Enel Finance International NV
2.50%, 07/12/31(b)	5	4,273
5.50%, 06/26/34(b)	15	15,254
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(b)	5	4,320
Entergy Arkansas LLC, 5.15%, 01/15/33	40	40,890
Entergy Louisiana LLC
2.35%, 06/15/32	5	4,275
4.00%, 03/15/33	40	37,452
5.15%, 09/15/34	25	25,240
5.35%, 03/15/34	5	5,141
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.136%)(a)(b)	10	10,364
Evergy Kansas Central Inc., 5.90%, 11/15/33	5	5,318
Evergy Metro Inc.
5.40%, 04/01/34	5	5,127
Series 2020, 2.25%, 06/01/30	20	17,576
Evergy Missouri West Inc., 5.65%, 06/01/34(b)	5	5,189
Eversource Energy
5.13%, 05/15/33	20	19,954
5.50%, 01/01/34	25	25,458
5.85%, 04/15/31	15	15,665
Exelon Corp.
3.35%, 03/15/32	30	27,162
4.05%, 04/15/30	35	33,751
5.45%, 03/15/34	50	51,337
FirstEnergy Corp.
2.65%, 03/01/30	10	8,978
Series B, 2.25%, 09/01/30	10	8,700
Florida Power & Light Co.
2.45%, 02/03/32	10	8,626
5.10%, 04/01/33	10	10,183
5.30%, 06/15/34	45	46,514
Georgia Power Co.
4.70%, 05/15/32	38	37,825
5.25%, 03/15/34	15	15,391
Idaho Power Co., 5.20%, 08/15/34	5	5,090
Indianapolis Power & Light Co., 5.65%, 12/01/32(b)	20	20,656
Interstate Power & Light Co., 2.30%, 06/01/30	10	8,773
Interstate Power and Light Co., 4.95%, 09/30/34	5	4,962
IPALCO Enterprises Inc.
4.25%, 05/01/30	15	14,300
5.75%, 04/01/34	20	20,560
ITC Holdings Corp.
2.95%, 05/14/30(b)	20	18,129
5.65%, 05/09/34(b)	10	10,338
Jersey Central Power & Light Co., 2.75%, 03/01/32(b)	20	17,327
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(b)	25	21,190
Lightning Power LLC, 7.25%, 08/15/32(b)	25	26,067
Louisville Gas & Electric Co., 5.45%, 04/15/33	30	31,121
Massachusetts Electric Co., 1.73%, 11/24/30(b)	5	4,162
National Grid PLC
5.42%, 01/11/34	15	15,330
5.81%, 06/12/33	5	5,231
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	10	8,181
2.40%, 03/15/30	20	17,838

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
2.75%, 04/15/32	$10	$8,760
5.00%, 02/07/31	15	15,316
5.00%, 08/15/34	25	25,126
Series C, 8.00%, 03/01/32	10	11,885
Nevada Power Co., Series DD, 2.40%, 05/01/30	10	8,903
New York State Electric & Gas Corp., 2.15%, 10/01/31(b)	25	20,802
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30	25	21,968
2.44%, 01/15/32	20	17,064
5.00%, 07/15/32	15	15,110
5.05%, 02/28/33	30	30,175
5.25%, 03/15/34	35	35,539
6.75%, 06/15/54, (5-year CMT + 2.457%)(a)	10	10,411
Niagara Mohawk Power Corp., 5.29%, 01/17/34(b)	25	25,070
NRG Energy Inc.
3.63%, 02/15/31(b)	17	15,153
3.88%, 02/15/32(b)	10	8,911
6.00%, 02/01/33(b)	15	14,947
7.00%, 03/15/33(b)	25	27,423
NSTAR Electric Co., 1.95%, 08/15/31	10	8,465
Ohio Power Co.
5.00%, 06/01/33	25	24,873
5.65%, 06/01/34	5	5,174
Series Q, 1.63%, 01/15/31	10	8,292
Oklahoma Gas & Electric Co., 3.25%, 04/01/30	5	4,648
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	30	27,305
4.55%, 09/15/32	20	19,703
Pacific Gas and Electric Co.
2.50%, 02/01/31	45	39,053
4.40%, 03/01/32	15	14,296
4.55%, 07/01/30	42	41,133
5.90%, 06/15/32	20	20,902
6.15%, 01/15/33	30	31,702
6.40%, 06/15/33	35	37,639
PacifiCorp
2.70%, 09/15/30(c)	20	17,816
5.45%, 02/15/34	45	45,976
7.70%, 11/15/31	10	11,651
PECO Energy Co., 4.90%, 06/15/33	23	23,160
PG&E Corp.
5.25%, 07/01/30	18	17,683
7.38%, 03/15/55, (5-year CMT + 3.883%)(a)	20	20,668
Pike Corp., 8.63%, 01/31/31(b)	10	10,706
PPL Capital Funding Inc.
4.13%, 04/15/30	10	9,661
5.25%, 09/01/34	15	15,197
Progress Energy Inc., 7.75%, 03/01/31	20	22,953
Public Service Co. of Colorado
1.88%, 06/15/31	25	21,067
5.35%, 05/15/34	5	5,136
Series 35, 1.90%, 01/15/31	5	4,269
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	10	8,588
Public Service Electric & Gas Co.
1.90%, 08/15/31	20	16,794
4.65%, 03/15/33	10	9,918
Public Service Enterprise Group Inc.
1.60%, 08/15/30	5	4,228
2.45%, 11/15/31	25	21,586
Security	Par (000)	Value
Electric (continued)
5.45%, 04/01/34	$20	$20,452
6.13%, 10/15/33	5	5,347
Puget Energy Inc., 4.10%, 06/15/30	5	4,743
Puget Sound Energy Inc., 5.33%, 06/15/34	10	10,205
RWE Finance U.S. LLC, 5.88%, 04/16/34(b)	5	5,140
Sempra
5.50%, 08/01/33	35	36,043
6.40%, 10/01/54, (5-year CMT + 2.632%)(a)	15	15,016
Southern California Edison Co.
2.25%, 06/01/30	15	13,231
2.75%, 02/01/32	10	8,744
5.95%, 11/01/32	35	37,349
Series G, 2.50%, 06/01/31	10	8,746
Southern Co. (The)
5.20%, 06/15/33	25	25,359
5.70%, 10/15/32	15	15,787
Series A, 3.70%, 04/30/30	35	33,284
Talen Energy Supply LLC, 8.63%, 06/01/30(b)	20	21,540
Tucson Electric Power Co., 1.50%, 08/01/30	5	4,192
Union Electric Co.
2.15%, 03/15/32	10	8,408
5.20%, 04/01/34	15	15,324
Virginia Electric & Power Co.
2.30%, 11/15/31	40	34,210
2.40%, 03/30/32	40	34,252
5.00%, 04/01/33	30	30,155
5.00%, 01/15/34	25	25,054
5.05%, 08/15/34	10	10,057
Vistra Operations Co. LLC
6.88%, 04/15/32(b)	15	15,571
6.95%, 10/15/33(b)	25	27,621
7.75%, 10/15/31(b)	25	26,572
WEC Energy Group Inc., 1.80%, 10/15/30	30	25,477
Wisconsin Electric Power Co., 5.63%, 05/15/33	10	10,659
Xcel Energy Inc.
4.60%, 06/01/32	20	19,468
5.45%, 08/15/33	5	5,095
5.50%, 03/15/34	35	35,781
		3,342,838
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 2.20%, 12/21/31	35	29,983
EnerSys, 6.63%, 01/15/32(b)	5	5,094
WESCO Distribution Inc., 6.63%, 03/15/32(b)	15	15,457
		50,534
Electronics — 0.2%
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32	20	20,520
Amphenol Corp.
2.20%, 09/15/31	35	29,730
2.80%, 02/15/30	10	9,142
Arrow Electronics Inc.
2.95%, 02/15/32	15	12,971
5.88%, 04/10/34	20	20,418
Atkore Inc., 4.25%, 06/01/31(b)	8	7,268
Avnet Inc., 5.50%, 06/01/32	10	10,043
Coherent Corp., 5.00%, 12/15/29(b)	12	11,575
Flex Ltd., 4.88%, 05/12/30	10	9,891
Honeywell International Inc.
1.75%, 09/01/31	35	29,291
1.95%, 06/01/30	30	26,258
4.50%, 01/15/34	5	4,895

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
5.00%, 02/15/33	$30	$30,546
Jabil Inc.
3.00%, 01/15/31	15	13,392
3.60%, 01/15/30	5	4,668
Sensata Technologies Inc.
3.75%, 02/15/31(b)	16	14,295
4.38%, 02/15/30(b)	10	9,332
6.63%, 07/15/32(b)	5	5,093
TD SYNNEX Corp.
2.65%, 08/09/31	15	12,759
6.10%, 04/12/34	10	10,464
Trimble Inc., 6.10%, 03/15/33	10	10,560
Tyco Electronics Group SA, 2.50%, 02/04/32	5	4,333
Vontier Corp., 2.95%, 04/01/31	22	19,177
		326,621
Energy - Alternate Sources — 0.0%
TerraForm Power Operating LLC, 4.75%, 01/15/30(b)	12	11,244
Engineering & Construction — 0.0%
Arcosa Inc., 6.88%, 08/15/32(b)	10	10,310
Artera Services LLC, 8.50%, 02/15/31(b)	10	9,934
Brand Industrial Services Inc., 10.38%, 08/01/30(b)	25	26,502
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(b)	10	10,589
Global Infrastructure Solutions Inc., 7.50%, 04/15/32(b)	7	7,096
Jacobs Engineering Group Inc., 5.90%, 03/01/33	10	10,304
TopBuild Corp., 4.13%, 02/15/32(b)	10	9,016
		83,751
Entertainment — 0.2%
Caesars Entertainment Inc.
6.00%, 10/15/32(b)(c)	20	19,610
6.50%, 02/15/32(b)	25	25,519
7.00%, 02/15/30(b)	30	30,958
Churchill Downs Inc.
5.75%, 04/01/30(b)	22	21,838
6.75%, 05/01/31(b)	10	10,245
Cinemark USA Inc., 7.00%, 08/01/32(b)	10	10,344
Light & Wonder International Inc., 7.50%, 09/01/31(b)	10	10,407
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(b)	10	9,777
Ontario Gaming GTA LP/OTG Co-Issuer Inc., 8.00%, 08/01/30(b)	5	5,157
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/31(b)	13	8,890
Resorts World Las Vegas LLC/RWLV Capital Inc., 8.45%, 07/27/30(b)	10	10,471
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30(b)	11	10,706
Six Flags Entertainment Corp./DE, 7.25%, 05/15/31(b)	10	10,319
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(b)	15	15,373
Vail Resorts Inc., 6.50%, 05/15/32(b)	10	10,267
Warnermedia Holdings Inc., 4.28%, 03/15/32	85	76,800
WMG Acquisition Corp.
3.00%, 02/15/31(b)(c)	11	9,759
3.75%, 12/01/29(b)(c)	9	8,379
3.88%, 07/15/30(b)	7	6,509
Security	Par (000)	Value
Entertainment (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25%, 03/15/33(b)	$15	$14,974
7.13%, 02/15/31(b)	15	15,849
		342,151
Environmental Control — 0.2%
Clean Harbors Inc., 6.38%, 02/01/31(b)	10	10,180
GFL Environmental Inc., 6.75%, 01/15/31(b)	15	15,558
Republic Services Inc.
1.75%, 02/15/32	25	20,489
5.00%, 04/01/34	35	35,193
Reworld Holding Corp.
4.88%, 12/01/29(b)	11	10,401
5.00%, 09/01/30	8	7,473
Waste Connections Inc.
2.20%, 01/15/32	15	12,617
3.20%, 06/01/32	15	13,451
5.00%, 03/01/34	25	25,116
Waste Management Inc.
4.15%, 04/15/32	50	48,284
4.63%, 02/15/30	15	15,025
4.65%, 03/15/30	25	25,013
4.80%, 03/15/32	25	25,047
4.88%, 02/15/34	25	25,142
4.95%, 03/15/35	25	25,099
Wrangler Holdco Corp., 6.63%, 04/01/32(b)	10	10,302
		324,390
Food — 0.5%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 4.88%, 02/15/30(b)	15	14,422
Conagra Brands Inc., 8.25%, 09/15/30	10	11,664
Fiesta Purchaser Inc.
7.88%, 03/01/31(b)	10	10,487
9.63%, 09/15/32(b)	10	10,580
General Mills Inc.
2.88%, 04/15/30	30	27,324
4.95%, 03/29/33	30	29,930
Hershey Co. (The), 4.50%, 05/04/33	5	4,978
Ingles Markets Inc., 4.00%, 06/15/31(b)	8	7,181
J.M. Smucker Co. (The)
2.13%, 03/15/32(c)	15	12,479
6.20%, 11/15/33	20	21,505
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32	10	8,546
3.75%, 12/01/31	15	13,543
5.75%, 04/01/33	32	32,680
6.75%, 03/15/34	33	36,038
Kellanova
2.10%, 06/01/30	5	4,395
5.25%, 03/01/33	15	15,335
Kraft Heinz Foods Co.
4.25%, 03/01/31(c)	20	19,461
6.75%, 03/15/32	5	5,558
Kroger Co. (The)
1.70%, 01/15/31	5	4,190
2.20%, 05/01/30	15	13,177
5.00%, 09/15/34	70	69,688
7.50%, 04/01/31	15	17,231

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Lamb Weston Holdings Inc.
4.13%, 01/31/30(b)	$17	$15,803
4.38%, 01/31/32(b)	12	11,006
Mars Inc.
1.63%, 07/16/32(b)	10	8,062
3.20%, 04/01/30(b)	10	9,351
4.65%, 04/20/31(b)	5	4,989
4.75%, 04/20/33(b)	40	39,612
McCormick & Co. Inc./MD
1.85%, 02/15/31	5	4,205
2.50%, 04/15/30	15	13,414
4.70%, 10/15/34	10	9,705
Mondelez International Inc.
3.00%, 03/17/32	25	22,185
4.75%, 08/28/34(c)	10	9,821
Nestle Capital Corp., 4.88%, 03/12/34(b)	150	151,224
Performance Food Group Inc., 6.13%, 09/15/32(b)	20	20,199
Pilgrim's Pride Corp.
3.50%, 03/01/32	25	22,011
4.25%, 04/15/31	25	23,357
6.88%, 05/15/34	20	21,898
Post Holdings Inc.
4.50%, 09/15/31(b)	20	18,234
4.63%, 04/15/30(b)	22	20,624
5.50%, 12/15/29(b)	19	18,580
6.25%, 02/15/32(b)	20	20,263
6.25%, 10/15/34(b)	10	9,921
6.38%, 03/01/33(b)	20	20,000
Safeway Inc., 7.25%, 02/01/31	3	3,095
Smithfield Foods Inc.
2.63%, 09/13/31(b)	20	16,673
3.00%, 10/15/30(b)	20	17,467
Sysco Corp.
2.40%, 02/15/30	15	13,373
5.95%, 04/01/30	25	26,348
The Campbell's Co., 5.40%, 03/21/34	25	25,500
Tyson Foods Inc., 5.70%, 03/15/34	25	25,896
U.S. Foods Inc.
4.63%, 06/01/30(b)(c)	5	4,772
5.75%, 04/15/33(b)	10	9,893
7.25%, 01/15/32(b)	10	10,450
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(b)	15	14,754
		1,053,077
Forest Products & Paper — 0.1%
Georgia-Pacific LLC
2.30%, 04/30/30(b)	25	22,109
8.88%, 05/15/31	10	12,308
Magnera Corp., 7.25%, 11/15/31(b)	15	14,799
Suzano Austria GmbH
3.13%, 01/15/32	30	25,479
3.75%, 01/15/31	30	27,026
		101,721
Gas — 0.1%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.573%)(a)(b)	15	15,281
APA Infrastructure Ltd., 5.13%, 09/16/34(b)	15	14,722
Atmos Energy Corp., 1.50%, 01/15/31	40	33,562
Boston Gas Co., 3.76%, 03/16/32(b)	20	18,135
Security	Par (000)	Value
Gas (continued)
CenterPoint Energy Resources Corp.
5.40%, 03/01/33	$7	$7,207
5.40%, 07/01/34	15	15,406
East Ohio Gas Co. (The), 2.00%, 06/15/30(b)(c)	15	12,958
KeySpan Gas East Corp., 5.99%, 03/06/33(b)	15	15,519
NiSource Inc.
1.70%, 02/15/31	25	20,809
3.60%, 05/01/30	25	23,647
5.35%, 04/01/34	10	10,186
ONE Gas Inc., 4.25%, 09/01/32	5	4,851
Piedmont Natural Gas Co. Inc., 5.40%, 06/15/33	5	5,131
Southern California Gas Co., 5.05%, 09/01/34	10	10,131
Southern Co. Gas Capital Corp.
4.95%, 09/15/34	10	9,940
5.15%, 09/15/32	15	15,195
Southwest Gas Corp.
2.20%, 06/15/30	10	8,763
4.05%, 03/15/32	35	33,056
Spire Missouri Inc., Series 2034, 5.15%, 08/15/34	5	5,111
		279,610
Hand & Machine Tools — 0.0%
Regal Rexnord Corp.
6.30%, 02/15/30	15	15,635
6.40%, 04/15/33	25	26,386
Stanley Black & Decker Inc.
2.30%, 03/15/30(c)	30	26,380
3.00%, 05/15/32	25	21,927
		90,328
Health Care - Products — 0.2%
Agilent Technologies Inc., 2.30%, 03/12/31	30	25,954
Avantor Funding Inc., 3.88%, 11/01/29(b)	3	2,786
Baxter International Inc.
1.73%, 04/01/31	30	24,902
3.95%, 04/01/30	30	28,679
Boston Scientific Corp., 2.65%, 06/01/30	25	22,614
Dentsply Sirona Inc., 3.25%, 06/01/30	20	17,944
Embecta Corp.
5.00%, 02/15/30(b)(c)	10	9,292
6.75%, 02/15/30(b)	2	1,857
GE HealthCare Technologies Inc., 5.91%, 11/22/32	100	106,390
Medtronic Global Holdings SCA, 4.50%, 03/30/33	25	24,523
Neogen Food Safety Corp., 8.63%, 07/20/30(b)	5	5,383
Revvity Inc., 2.25%, 09/15/31	5	4,197
Smith & Nephew PLC, 2.03%, 10/14/30	25	21,230
Solventum Corp.
5.45%, 03/13/31(b)	30	30,479
5.60%, 03/23/34(b)	30	30,536
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)	15	15,248
Stryker Corp., 1.95%, 06/15/30	10	8,686
Thermo Fisher Scientific Inc.
2.00%, 10/15/31	30	25,386
5.09%, 08/10/33	30	30,575
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	26	22,577
5.20%, 09/15/34	10	10,032
		469,270
Health Care - Services — 0.7%
Adventist Health System/West, 5.43%, 03/01/32	10	10,129
Banner Health, 2.34%, 01/01/30	20	17,936
Bon Secours Mercy Health Inc., 3.46%, 06/01/30	20	18,953

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Catalent Pharma Solutions Inc., 3.50%, 04/01/30(b)	$10	$9,849
Centene Corp.
2.50%, 03/01/31	56	47,116
2.63%, 08/01/31	73	61,128
3.00%, 10/15/30	32	27,955
Charles River Laboratories International Inc., 4.00%, 03/15/31(b)	10	9,027
CHS/Community Health Systems Inc.
4.75%, 02/15/31(b)	18	14,619
5.25%, 05/15/30(b)	26	22,204
6.13%, 04/01/30(b)	20	14,711
10.88%, 01/15/32(b)	35	36,416
Cigna Group (The)
2.40%, 03/15/30	39	34,663
5.25%, 02/15/34	25	25,264
5.40%, 03/15/33	20	20,473
CommonSpirit Health
2.78%, 10/01/30	10	8,994
5.21%, 12/01/31	5	5,098
Concentra Escrow Issuer Corp., 6.88%, 07/15/32(b)	10	10,303
DaVita Inc.
3.75%, 02/15/31(b)	26	22,995
4.63%, 06/01/30(b)	47	44,034
6.88%, 09/01/32(b)	15	15,493
Elevance Health Inc.
2.25%, 05/15/30	35	30,752
2.55%, 03/15/31	25	21,882
4.95%, 11/01/31	25	25,069
5.20%, 02/15/35	25	25,186
5.50%, 10/15/32	40	41,366
Encompass Health Corp.
4.63%, 04/01/31	10	9,429
4.75%, 02/01/30	10	9,690
Fortrea Holdings Inc., 7.50%, 07/01/30(b)(c)	10	10,131
Fresenius Medical Care U.S. Finance III Inc., 3.00%, 12/01/31(b)	5	4,289
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)	10	10,191
HCA Inc.
2.38%, 07/15/31	50	42,273
3.63%, 03/15/32	85	76,732
5.45%, 04/01/31	5	5,074
5.45%, 09/15/34	10	10,018
5.50%, 06/01/33	5	5,055
5.60%, 04/01/34	35	35,446
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/30(b)	15	13,121
Humana Inc.
2.15%, 02/03/32	50	40,967
5.95%, 03/15/34	15	15,588
IQVIA Inc., 6.50%, 05/15/30(b)	10	10,255
Laboratory Corp. of America Holdings
2.70%, 06/01/31	10	8,767
2.95%, 12/01/29	15	13,752
4.80%, 10/01/34	15	14,598
LifePoint Health Inc.
9.88%, 08/15/30(b)	10	10,861
10.00%, 06/01/32(b)	15	15,656
11.00%, 10/15/30(b)	15	16,563
Molina Healthcare Inc.
3.88%, 11/15/30(b)	10	9,109
3.88%, 05/15/32(b)	13	11,478
Security	Par (000)	Value
Health Care - Services (continued)
6.25%, 01/15/33(b)	$15	$15,122
OhioHealth Corp., 2.30%, 11/15/31	5	4,295
Pediatrix Medical Group Inc., 5.38%, 02/15/30(b)	8	7,738
Piedmont Healthcare Inc., 2.04%, 01/01/32	5	4,175
Providence St. Joseph Health Obligated Group, 5.40%, 10/01/33	5	5,102
Quest Diagnostics Inc.
2.80%, 06/30/31	20	17,685
6.40%, 11/30/33	20	21,915
Radiology Partners Inc., 9.78%, 02/15/30, (9.78% PIK)(b)(c)(e)	11	10,907
Roche Holdings Inc., 2.08%, 12/13/31(b)	10	8,480
Star Parent Inc., 9.00%, 10/01/30(b)	20	20,652
Surgery Center Holdings Inc., 7.25%, 04/15/32(b)(c)	15	15,425
Sutter Health, 5.16%, 08/15/33	10	10,186
Tenet Healthcare Corp.
4.38%, 01/15/30	25	23,433
6.13%, 06/15/30	35	35,125
6.75%, 05/15/31	20	20,498
6.88%, 11/15/31	8	8,449
UnitedHealth Group Inc.
2.00%, 05/15/30	30	26,253
4.20%, 05/15/32	45	43,554
4.50%, 04/15/33(c)	55	53,734
4.80%, 01/15/30	30	30,317
4.95%, 01/15/32	25	25,244
5.00%, 04/15/34	45	45,251
5.15%, 07/15/34	25	25,459
5.30%, 02/15/30	25	25,800
5.35%, 02/15/33	25	25,891
Universal Health Services Inc.
2.65%, 10/15/30	20	17,406
2.65%, 01/15/32	5	4,191
5.05%, 10/15/34	10	9,591
UPMC, 5.04%, 05/15/33	5	5,035
		1,587,571
Holding Companies - Diversified — 0.3%
Ares Capital Corp., 3.20%, 11/15/31	30	26,098
Blue Owl Credit Income Corp., 6.65%, 03/15/31	15	15,418
Compass Group Diversified Holdings LLC, 5.00%, 01/15/32(b)	5	4,562
Gaci First Investment Co., 5.25%, 01/29/34(d)	200	201,297
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(b)(c)	20	20,101
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.00%, 06/15/30	15	14,862
MDGH GMTN RSC Ltd., 3.38%, 03/28/32(d)	200	182,142
Otel Sukuk Ltd., 5.38%, 01/24/31(d)	200	199,724
Stena International SA
7.25%, 01/15/31(b)	10	10,319
7.63%, 02/15/31(b)	10	10,421
		684,944
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(b)	3	2,782
Beazer Homes USA Inc., 7.50%, 03/15/31(b)	5	5,110
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(b)	7	6,575
KB Home
4.00%, 06/15/31	5	4,539

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
4.80%, 11/15/29	$2	$1,934
LGI Homes Inc., 7.00%, 11/15/32(b)	10	10,096
M/I Homes Inc., 3.95%, 02/15/30	5	4,559
Mattamy Group Corp., 4.63%, 03/01/30(b)	8	7,534
MDC Holdings Inc., 3.85%, 01/15/30	15	14,273
NVR Inc., 3.00%, 05/15/30	20	18,203
PulteGroup Inc.
6.38%, 05/15/33	20	21,628
7.88%, 06/15/32	5	5,850
Taylor Morrison Communities Inc., 5.13%, 08/01/30(b)	5	4,884
		107,967
Home Furnishings — 0.0%
Tempur Sealy International Inc., 3.88%, 10/15/31(b)	12	10,634
Whirlpool Corp.
2.40%, 05/15/31	5	4,187
4.70%, 05/14/32	15	14,336
5.50%, 03/01/33(c)	5	4,994
		34,151
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	25	20,871
2.65%, 04/30/30	20	17,991
5.75%, 03/15/33	10	10,497
Central Garden & Pet Co.
4.13%, 10/15/30(c)	10	9,222
4.13%, 04/30/31(b)	5	4,534
Church & Dwight Co. Inc.
2.30%, 12/15/31	10	8,511
5.60%, 11/15/32	20	20,961
Clorox Co. (The), 4.60%, 05/01/32(c)	25	24,864
Kimberly-Clark Corp., 3.10%, 03/26/30	30	28,047
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(b)	5	4,843
10.75%, 06/30/32(b)(c)	10	9,140
		159,481
Housewares — 0.0%
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31	8	7,134
4.38%, 02/01/32	9	8,047
SWF Holdings I Corp., 6.50%, 10/01/29(b)	8	5,124
		20,305
Insurance — 1.1%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	5	6,058
Acrisure LLC/Acrisure Finance Inc., 7.50%, 11/06/30(b)	20	20,425
Aflac Inc., 3.60%, 04/01/30	25	23,864
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/31(b)	20	20,006
7.00%, 01/15/31(b)	20	20,317
7.38%, 10/01/32(b)	15	15,119
Allianz SE, 6.35%, 09/06/53, (5-year CMT + 3.232%)(a)(b)	10	10,505
Allstate Corp. (The), 5.25%, 03/30/33	35	35,639
American International Group Inc.
3.40%, 06/30/30	25	23,306
5.13%, 03/27/33	30	30,343
American National Group Inc., 6.14%, 06/13/32(b)	15	15,014
Americo Life Inc., 3.45%, 04/15/31(b)	20	17,064
Security	Par (000)	Value
Insurance (continued)
AmFam Holdings Inc., 2.81%, 03/11/31(b)	$30	$23,535
Aon Corp., 2.80%, 05/15/30	30	27,219
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	15	12,646
2.60%, 12/02/31	10	8,695
5.00%, 09/12/32	10	10,105
Aon North America Inc.
5.30%, 03/01/31	20	20,557
5.45%, 03/01/34	40	41,120
Ardonagh Finco Ltd., 7.75%, 02/15/31(b)	15	15,303
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)	15	15,446
Arthur J Gallagher & Co., 5.45%, 07/15/34	25	25,676
Ascot Group Ltd., 4.25%, 12/15/30(b)	10	8,603
Assurant Inc.
2.65%, 01/15/32	25	21,377
3.70%, 02/22/30	5	4,703
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31(c)	25	22,486
AssuredPartners Inc., 7.50%, 02/15/32(b)	10	10,176
Athene Global Funding
5.32%, 11/13/31(b)	10	10,010
5.53%, 07/11/31(b)	5	5,126
Athene Holding Ltd.
3.50%, 01/15/31	35	32,164
5.88%, 01/15/34(c)	35	36,301
6.63%, 10/15/54, (5-year CMT + 2.607%)(a)	10	10,039
6.65%, 02/01/33	5	5,446
AXA SA, 8.60%, 12/15/30	15	17,955
Axis Specialty Finance LLC, 4.90%, 01/15/40, (5-year CMT + 3.186%)(a)	20	19,057
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)	10	10,294
Berkshire Hathaway Finance Corp., 2.88%, 03/15/32	35	31,419
Brighthouse Financial Inc., 5.63%, 05/15/30(c)	25	25,893
Brown & Brown Inc.
2.38%, 03/15/31	5	4,290
4.20%, 03/17/32	15	14,110
Chubb INA Holdings LLC
1.38%, 09/15/30	25	21,074
5.00%, 03/15/34	35	35,413
CNA Financial Corp.
2.05%, 08/15/30	15	12,968
5.13%, 02/15/34	10	10,045
CNO Financial Group Inc., 6.45%, 06/15/34	10	10,546
Constellation Insurance Inc., 6.80%, 01/24/30(b)	10	9,928
Corebridge Financial Inc.
3.90%, 04/05/32	40	37,162
5.75%, 01/15/34	50	51,947
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32(b)	10	8,497
Empower Finance 2020 LP, 1.78%, 03/17/31(b)	15	12,485
Equitable Holdings Inc., 5.59%, 01/11/33	25	25,797
F&G Annuities & Life Inc., 6.25%, 10/04/34	10	9,995
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	15	13,639
5.63%, 08/16/32	25	25,734
Fidelity National Financial Inc., 3.40%, 06/15/30	15	13,797
First American Financial Corp.
2.40%, 08/15/31	15	12,477

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.00%, 05/15/30	$20	$18,847
Genworth Holdings Inc., 6.50%, 06/15/34	5	5,010
Global Atlantic Fin Co.
3.13%, 06/15/31(b)	35	30,621
7.95%, 06/15/33(b)	9	10,187
Globe Life Inc., 4.80%, 06/15/32	20	19,658
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(b)	15	15,191
8.13%, 02/15/32(b)	10	10,082
HUB International Ltd.
5.63%, 12/01/29(b)(c)	5	4,866
7.25%, 06/15/30(b)	55	56,986
7.38%, 01/31/32(b)	35	35,811
Jackson Financial Inc., 3.13%, 11/23/31	5	4,346
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30(b)	10	10,604
10.50%, 12/15/30(b)	5	5,415
Kemper Corp.
2.40%, 09/30/30	10	8,532
3.80%, 02/23/32	20	18,037
Lincoln National Corp.
3.05%, 01/15/30	20	18,324
3.40%, 01/15/31	20	18,275
3.40%, 03/01/32	15	13,449
Manulife Financial Corp., 3.70%, 03/16/32	25	23,301
Marsh & McLennan Companies Inc.
4.65%, 03/15/30	25	25,053
4.85%, 11/15/31	25	25,091
5.00%, 03/15/35	50	50,287
5.15%, 03/15/34	15	15,386
5.75%, 11/01/32	10	10,596
Meiji Yasuda Life Insurance Co., 5.80%, 09/11/54, (5-year CMT + 3.033%)(a)(b)	20	20,267
MetLife Inc.
4.55%, 03/23/30	95	95,107
5.38%, 07/15/33	29	30,153
6.38%, 06/15/34	25	27,651
6.50%, 12/15/32	4	4,473
Nationwide Mutual Insurance Co., 7.88%, 04/01/33(b)	5	5,661
New York Life Global Funding
4.55%, 01/28/33(b)	40	39,268
5.00%, 01/09/34(b)(c)	35	35,468
New York Life Insurance Co., 5.88%, 05/15/33(b)	30	31,796
Nippon Life Insurance Co., 5.95%, 04/16/54, (5-year CMT + 2.590%)(a)(b)	20	20,491
Pacific LifeCorp., 6.60%, 09/15/33(b)	5	5,494
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)	51	52,299
PartnerRe Finance B LLC, 4.50%, 10/01/50, (5-year CMT + 3.815%)(a)	5	4,640
Primerica Inc., 2.80%, 11/19/31	5	4,343
Principal Financial Group Inc., 2.13%, 06/15/30	30	26,262
Principal Life Global Funding II, 1.50%, 08/27/30(b)	10	8,297
Progressive Corp. (The)
3.00%, 03/15/32	20	17,967
6.25%, 12/01/32	10	11,078
Protective Life Corp., 3.40%, 01/15/30(b)	30	27,814
Prudential Financial Inc.
2.10%, 03/10/30	5	4,455
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)	25	22,639
Security	Par (000)	Value
Insurance (continued)
5.75%, 07/15/33(c)	$50	$53,878
6.00%, 09/01/52, (5-year CMT + 3.234%)(a)	55	55,572
6.50%, 03/15/54, (5-year CMT + 2.404%)(a)	5	5,174
6.75%, 03/01/53, (5-year CMT + 2.848%)(a)	15	15,775
Prudential Funding Asia PLC
3.13%, 04/14/30	35	32,202
3.63%, 03/24/32	5	4,626
Reinsurance Group of America Inc.
3.15%, 06/15/30	25	22,907
5.75%, 09/15/34	25	25,762
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	25	25,697
Ryan Specialty LLC
4.38%, 02/01/30(b)(c)	8	7,598
5.88%, 08/01/32(b)	10	9,993
Sammons Financial Group Inc.
3.35%, 04/16/31(b)	20	17,444
4.75%, 04/08/32(b)	15	13,967
6.88%, 04/15/34(b)	10	10,636
Stewart Information Services Corp., 3.60%, 11/15/31	10	8,703
Sumitomo Life Insurance Co., 5.88%, (5-year CMT + 2.841%)(a)(b)(f)	5	5,035
USI Inc./New York, 7.50%, 01/15/32(b)	10	10,200
Wilton RE Ltd., 6.00%, (5-year CMT + 5.266%)(a)(b)(f)	5	5,006
		2,318,668
Internet — 0.4%
Alibaba Group Holding Ltd., 2.13%, 02/09/31	20	17,166
Alphabet Inc., 1.10%, 08/15/30	30	25,265
Amazon.com Inc.
2.10%, 05/12/31	70	60,596
3.60%, 04/13/32	50	47,050
4.65%, 12/01/29(c)	20	20,316
4.70%, 12/01/32	50	50,543
Booking Holdings Inc., 4.63%, 04/13/30	40	40,119
eBay Inc., 2.70%, 03/11/30	53	47,928
Expedia Group Inc.
2.95%, 03/15/31	27	24,184
3.25%, 02/15/30	20	18,635
Gen Digital Inc., 7.13%, 09/30/30(b)	10	10,354
Match Group Holdings II LLC
3.63%, 10/01/31(b)	10	8,680
4.13%, 08/01/30(b)	5	4,524
Meta Platforms Inc.
3.85%, 08/15/32	25	23,774
4.55%, 08/15/31	20	20,009
4.75%, 08/15/34	50	50,047
4.80%, 05/15/30	30	30,596
4.95%, 05/15/33	25	25,604
Netflix Inc., 4.88%, 06/15/30(b)	27	27,257
Prosus NV, 3.06%, 07/13/31(d)	200	170,906
Rakuten Group Inc., 6.25%, (5-year CMT + 4.956%)(a)(b)(f)	18	16,379
Uber Technologies Inc., 4.80%, 09/15/34	25	24,529
Ziff Davis Inc., 4.63%, 10/15/30(b)	5	4,669
		769,130
Iron & Steel — 0.1%
ArcelorMittal SA
6.00%, 06/17/34(c)	10	10,438
6.80%, 11/29/32(c)	25	27,388

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
ATI Inc.
5.13%, 10/01/31	$5	$4,749
7.25%, 08/15/30	10	10,460
Carpenter Technology Corp., 7.63%, 03/15/30	2	2,073
Cleveland-Cliffs Inc.
4.88%, 03/01/31(b)	5	4,588
6.75%, 04/15/30(b)	15	15,085
7.00%, 03/15/32(b)(c)	25	25,163
7.38%, 05/01/33(b)	15	15,272
Commercial Metals Co.
3.88%, 02/15/31	5	4,529
4.13%, 01/15/30	3	2,795
4.38%, 03/15/32	3	2,770
Mineral Resources Ltd., 8.50%, 05/01/30(b)	10	10,224
Nucor Corp., 3.13%, 04/01/32	10	8,969
Samarco Mineracao SA, 9.00%, 06/30/31, (9.00% PIK)(b)(e)	54	52,339
Steel Dynamics Inc., 3.45%, 04/15/30	20	18,733
Vale Overseas Ltd.
3.75%, 07/08/30	30	27,900
6.13%, 06/12/33	30	30,959
8.25%, 01/17/34	15	18,076
		292,510
Leisure Time — 0.1%
Amer Sports Co., 6.75%, 02/16/31(b)(c)	15	15,358
Brunswick Corp., 4.40%, 09/15/32(c)	10	9,372
Carnival Corp., 10.50%, 06/01/30(b)	17	18,240
Life Time Inc., 6.00%, 11/15/31(b)	10	10,004
NCL Corp. Ltd., 6.25%, 03/01/30(b)	5	4,984
Royal Caribbean Cruises Ltd.
5.63%, 09/30/31(b)	25	25,031
6.00%, 02/01/33(b)	35	35,503
6.25%, 03/15/32(b)	20	20,439
Viking Cruises Ltd., 9.13%, 07/15/31(b)	10	10,847
		149,778
Lodging — 0.2%
Boyd Gaming Corp., 4.75%, 06/15/31(b)	12	11,216
Choice Hotels International Inc., 3.70%, 01/15/31	5	4,579
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(b)	26	22,968
4.00%, 05/01/31(b)	18	16,490
4.88%, 01/15/30	15	14,615
5.88%, 03/15/33(b)	20	20,036
6.13%, 04/01/32(b)	5	5,058
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(b)	10	9,034
6.63%, 01/15/32(b)	15	15,160
Hyatt Hotels Corp.
5.50%, 06/30/34	10	10,112
5.75%, 04/23/30	5	5,174
Las Vegas Sands Corp., 6.20%, 08/15/34	10	10,287
Marriott International Inc./MD
5.30%, 05/15/34	20	20,300
Series FF, 4.63%, 06/15/30	42	41,704
Series GG, 3.50%, 10/15/32	30	27,000
Series HH, 2.85%, 04/15/31	5	4,445
Melco Resorts Finance Ltd.
5.38%, 12/04/29(b)	20	18,351
7.63%, 04/17/32(b)	15	15,154
Security	Par (000)	Value
Lodging (continued)
MGM China Holdings Ltd., 7.13%, 06/26/31(b)	$5	$5,073
MGM Resorts International, 6.50%, 04/15/32	15	15,177
Sands China Ltd.
3.25%, 08/08/31	10	8,597
4.38%, 06/18/30	15	14,031
Station Casinos LLC
4.63%, 12/01/31(b)	8	7,234
6.63%, 03/15/32(b)	10	10,027
Travel & Leisure Co.
4.50%, 12/01/29(b)	12	11,325
4.63%, 03/01/30(b)	3	2,812
Wynn Macau Ltd., 5.13%, 12/15/29(b)	18	16,639
		362,598
Machinery — 0.2%
AGCO Corp., 5.80%, 03/21/34	15	15,406
Caterpillar Inc., 2.60%, 04/09/30	30	27,360
Chart Industries Inc.
7.50%, 01/01/30(b)	25	26,108
9.50%, 01/01/31(b)	7	7,566
Deere & Co.
3.10%, 04/15/30	30	27,920
7.13%, 03/03/31	5	5,741
Flowserve Corp.
2.80%, 01/15/32	25	21,467
3.50%, 10/01/30	5	4,630
IDEX Corp.
2.63%, 06/15/31	15	13,080
3.00%, 05/01/30	5	4,555
Ingersoll Rand Inc.
5.31%, 06/15/31	25	25,577
5.70%, 08/14/33	25	26,102
John Deere Capital Corp.
2.00%, 06/17/31	30	25,658
2.45%, 01/09/30(c)	25	22,643
3.90%, 06/07/32	25	23,776
4.35%, 09/15/32	25	24,519
4.40%, 09/08/31	25	24,640
5.10%, 04/11/34	30	30,740
Manitowoc Co. Inc. (The), 9.25%, 10/01/31(b)(c)	5	5,249
Nordson Corp., 5.80%, 09/15/33	10	10,559
Otis Worldwide Corp., 2.57%, 02/15/30	45	40,445
Rockwell Automation Inc., 1.75%, 08/15/31	10	8,357
SPX FLOW Inc., 8.75%, 04/01/30(b)	7	7,226
Terex Corp., 6.25%, 10/15/32(b)	10	10,010
Xylem Inc./New York, 2.25%, 01/30/31	5	4,321
		443,655
Manufacturing — 0.1%
Amsted Industries Inc., 4.63%, 05/15/30(b)	8	7,549
Carlisle Companies Inc., 2.20%, 03/01/32	5	4,164
Eaton Corp., 4.15%, 03/15/33	50	48,175
Hillenbrand Inc., 3.75%, 03/01/31(c)	8	7,117
Teledyne Technologies Inc., 2.75%, 04/01/31	25	22,136
Textron Inc.
2.45%, 03/15/31	15	12,970
3.00%, 06/01/30(c)	20	18,175
		120,286
Media — 0.6%
Cable One Inc., 4.00%, 11/15/30(b)(c)	10	8,334
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(b)	51	45,691

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.25%, 01/15/34(b)(c)	$30	$25,033
4.50%, 08/15/30(b)	45	41,294
4.50%, 05/01/32	49	43,268
4.50%, 06/01/33(b)	30	26,019
4.75%, 03/01/30(b)	52	48,397
4.75%, 02/01/32(b)	20	17,996
7.38%, 03/01/31(b)(c)	20	20,755
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32	25	20,204
4.40%, 04/01/33	15	13,732
6.55%, 06/01/34	25	26,229
6.65%, 02/01/34	20	21,091
Comcast Corp.
1.95%, 01/15/31	5	4,256
3.40%, 04/01/30	25	23,506
4.20%, 08/15/34	35	32,971
4.25%, 10/15/30	20	19,566
4.25%, 01/15/33	65	62,193
4.65%, 02/15/33	50	49,422
4.80%, 05/15/33	35	34,840
5.30%, 06/01/34	25	25,670
5.50%, 11/15/32	20	20,917
Cox Communications Inc.
1.80%, 10/01/30(b)	10	8,350
5.70%, 06/15/33(b)	20	20,287
CSC Holdings LLC
3.38%, 02/15/31(b)	15	10,886
4.13%, 12/01/30(b)	20	15,055
4.50%, 11/15/31(b)	25	18,723
4.63%, 12/01/30(b)	40	22,637
5.00%, 11/15/31(b)	8	4,433
5.75%, 01/15/30(b)	35	21,085
Directv Financing LLC, 8.88%, 02/01/30(b)	15	15,124
Discovery Communications LLC, 3.63%, 05/15/30	17	15,421
Fox Corp., 6.50%, 10/13/33	50	53,780
Gray Television Inc.
4.75%, 10/15/30(b)	14	8,272
5.38%, 11/15/31(b)	22	12,996
Grupo Televisa SAB, 8.50%, 03/11/32	5	5,614
Liberty Interactive LLC, 8.25%, 02/01/30(c)	7	3,510
McGraw-Hill Education Inc., 7.38%, 09/01/31(b)	10	10,363
Midcontinent Communications, 8.00%, 08/15/32(b)	10	10,502
News Corp., 5.13%, 02/15/32(b)	7	6,774
Paramount Global
4.20%, 05/19/32	20	17,978
4.95%, 01/15/31	35	33,347
7.88%, 07/30/30	10	11,015
Scripps Escrow II Inc., 5.38%, 01/15/31(b)	7	3,596
Sinclair Television Group Inc.
4.13%, 12/01/30(b)	15	11,697
5.50%, 03/01/30(b)(c)	8	5,407
Sirius XM Radio Inc.
3.88%, 09/01/31(b)	26	22,529
4.13%, 07/01/30(b)	25	22,555
Sunrise FinCo I BV, 4.88%, 07/15/31(b)	20	18,345
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	22	25,306
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	20	22,856
Security	Par (000)	Value
Media (continued)
Univision Communications Inc.
7.38%, 06/30/30(b)	$15	$14,463
8.50%, 07/31/31(b)	20	19,866
Virgin Media Finance PLC, 5.00%, 07/15/30(b)	15	12,811
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(b)	15	13,189
VZ Secured Financing BV, 5.00%, 01/15/32(b)	25	22,347
Walt Disney Co. (The)
2.65%, 01/13/31	75	67,301
3.80%, 03/22/30	25	24,231
6.55%, 03/15/33	10	11,212
Warner Media LLC, 7.63%, 04/15/31	5	5,385
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)	9	8,139
Ziggo BV, 4.88%, 01/15/30(b)	15	13,885
		1,302,656
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 6.38%, 06/15/30(b)	5	5,047
Vallourec SACA, 7.50%, 04/15/32(b)	10	10,469
		15,516
Mining — 0.3%
Alcoa Nederland Holding BV, 7.13%, 03/15/31(b)	15	15,700
Arsenal AIC Parent LLC
8.00%, 10/01/30(b)	10	10,533
11.50%, 10/01/31(b)	10	11,297
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33	10	10,042
5.25%, 09/08/30	30	30,890
5.25%, 09/08/33	70	71,855
Constellium SE, 6.38%, 08/15/32(b)	5	4,979
Corp. Nacional del Cobre de Chile, 3.75%, 01/15/31(d)	200	181,236
FMG Resources August 2006 Pty. Ltd., 4.38%, 04/01/31(b)	26	23,801
FMG Resources August Pty. Ltd.
5.88%, 04/15/30(b)	10	9,927
6.13%, 04/15/32(b)	16	16,073
Freeport-McMoRan Inc.
4.25%, 03/01/30	20	19,447
4.63%, 08/01/30	25	24,544
Glencore Funding LLC
2.50%, 09/01/30(b)	65	57,183
2.85%, 04/27/31(b)	5	4,401
5.63%, 04/04/34(b)	15	15,370
Kaiser Aluminum Corp., 4.50%, 06/01/31(b)	10	9,017
Newcastle Coal Infrastructure Group Pty. Ltd., 4.70%, 05/12/31(b)	15	13,842
Newmont Corp., 2.60%, 07/15/32	65	56,157
Novelis Corp.
3.88%, 08/15/31(b)	15	13,188
4.75%, 01/30/30(b)	27	25,431
Rio Tinto Alcan Inc., 7.25%, 03/15/31	15	16,917
Rio Tinto Finance USA PLC, 5.00%, 03/09/33	10	10,231
South32 Treasury Ltd., 4.35%, 04/14/32(b)	25	23,400
Taseko Mines Ltd., 8.25%, 05/01/30(b)	10	10,336
Yamana Gold Inc., 2.63%, 08/15/31	14	12,039
		697,836
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31	20	17,993

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment (continued)
5.55%, 08/22/34	$15	$15,039
Zebra Technologies Corp., 6.50%, 06/01/32(b)	10	10,251
		43,283
Oil & Gas — 1.5%
Aker BP ASA
3.10%, 07/15/31(b)	5	4,410
5.13%, 10/01/34(b)	10	9,686
Antero Resources Corp., 5.38%, 03/01/30(b)	20	19,658
Apache Corp., 4.25%, 01/15/30(c)	10	9,521
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, 10/15/32(b)	10	10,015
Baytex Energy Corp.
7.38%, 03/15/32(b)	10	9,969
8.50%, 04/30/30(b)	15	15,529
BP Capital Markets America Inc.
2.72%, 01/12/32	35	30,604
3.63%, 04/06/30	45	42,917
4.81%, 02/13/33	25	24,784
4.89%, 09/11/33	55	54,613
4.99%, 04/10/34	5	5,005
5.23%, 11/17/34	30	30,468
Canadian Natural Resources Ltd.
2.95%, 07/15/30	10	9,011
7.20%, 01/15/32	5	5,594
Chevron Corp., 2.24%, 05/11/30	25	22,244
Civitas Resources Inc.
8.63%, 11/01/30(b)	20	21,248
8.75%, 07/01/31(b)	20	21,207
CNX Resources Corp.
7.25%, 03/01/32(b)	5	5,191
7.38%, 01/15/31(b)	9	9,344
Comstock Resources Inc., 5.88%, 01/15/30(b)	14	13,243
ConocoPhillips Co.
5.00%, 01/15/35	25	25,111
5.05%, 09/15/33(c)	25	25,426
Continental Resources Inc./OK
2.88%, 04/01/32(b)	10	8,418
5.75%, 01/15/31(b)	30	30,258
Coterra Energy Inc., 5.60%, 03/15/34	10	10,169
Crescent Energy Finance LLC
7.38%, 01/15/33(b)	15	14,887
7.63%, 04/01/32(b)	10	10,094
Devon Energy Corp.
4.50%, 01/15/30	45	44,090
5.20%, 09/15/34	25	24,459
7.95%, 04/15/32	5	5,752
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)	10	10,440
Diamondback Energy Inc.
3.13%, 03/24/31	25	22,519
3.50%, 12/01/29	35	32,911
5.15%, 01/30/30	25	25,328
5.40%, 04/18/34	25	25,301
Ecopetrol SA
4.63%, 11/02/31	40	33,402
6.88%, 04/29/30	55	53,991
7.75%, 02/01/32	50	49,012
8.88%, 01/13/33	40	41,254
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(b)	10	10,562
Energian Israel Finance Ltd., 5.88%, 03/30/31(b)	30	26,730
Security	Par (000)	Value
Oil & Gas (continued)
EOG Resources Inc., 4.38%, 04/15/30	$5	$4,936
EQT Corp.
3.63%, 05/15/31(b)	10	9,116
5.75%, 02/01/34(c)	20	20,508
Equinor ASA
2.38%, 05/22/30	45	40,456
3.13%, 04/06/30	20	18,690
Expand Energy Corp.
4.75%, 02/01/32	23	21,904
5.38%, 03/15/30	29	28,804
Exxon Mobil Corp., 3.48%, 03/19/30	55	52,437
Helmerich & Payne Inc., 2.90%, 09/29/31	15	12,824
Hess Corp., 7.30%, 08/15/31	25	28,435
HF Sinclair Corp., 4.50%, 10/01/30	15	14,358
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 04/15/30(b)	5	4,825
6.00%, 02/01/31(b)	10	9,553
6.25%, 04/15/32(b)	5	4,755
6.88%, 05/15/34(b)	10	9,688
8.38%, 11/01/33(b)	10	10,564
Marathon Oil Corp.
5.70%, 04/01/34	10	10,697
6.80%, 03/15/32	5	5,641
Matador Resources Co.
6.25%, 04/15/33(b)	10	9,915
6.50%, 04/15/32(b)	15	15,040
Moss Creek Resources Holdings Inc., 8.25%, 09/01/31(b)	15	14,740
Murphy Oil Corp., 6.00%, 10/01/32	10	9,786
Nabors Industries Inc.
8.88%, 08/15/31(b)	10	9,673
9.13%, 01/31/30(b)	10	10,409
Noble Finance II LLC, 8.00%, 04/15/30(b)	25	25,596
Northern Oil & Gas Inc., 8.75%, 06/15/31(b)	10	10,525
Occidental Petroleum Corp.
5.38%, 01/01/32	20	19,985
5.55%, 10/01/34(c)	20	19,955
6.13%, 01/01/31	14	14,537
6.63%, 09/01/30	31	32,900
7.50%, 05/01/31	16	17,916
7.88%, 09/15/31	16	18,125
8.88%, 07/15/30	8	9,257
Ovintiv Inc.
6.25%, 07/15/33	25	26,261
6.50%, 08/15/34	5	5,325
7.20%, 11/01/31	5	5,481
8.13%, 09/15/30	15	17,063
Parkland Corp.
4.63%, 05/01/30(b)	16	14,926
6.63%, 08/15/32(b)	10	10,069
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)(c)	10	10,262
Permian Resources Operating LLC
6.25%, 02/01/33(b)	15	15,111
7.00%, 01/15/32(b)	15	15,440
9.88%, 07/15/31(b)	10	11,084
Petrobras Global Finance BV, 5.60%, 01/03/31(c)	60	59,263
Petroleos Mexicanos
5.95%, 01/28/31	60	51,650
6.70%, 02/16/32	200	177,271
6.84%, 01/23/30	80	73,982

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
10.00%, 02/07/33(c)	$30	$31,884
Petronas Capital Ltd., 2.48%, 01/28/32(d)	200	171,335
Phillips 66, 2.15%, 12/15/30	15	12,912
Phillips 66 Co.
3.15%, 12/15/29	15	13,917
5.30%, 06/30/33	35	35,503
Pioneer Natural Resources Co., 1.90%, 08/15/30	40	34,518
Raizen Fuels Finance SA, 6.45%, 03/05/34(d)	200	204,918
Range Resources Corp., 4.75%, 02/15/30(b)	5	4,759
Santos Finance Ltd., 6.88%, 09/19/33(b)	30	32,446
Saudi Arabian Oil Co., 2.25%, 11/24/30(d)	200	172,626
Seadrill Finance Ltd., 8.38%, 08/01/30(b)	10	10,248
Shell Finance U.S. Inc., 2.75%, 04/06/30	25	22,906
Sinopec Group Overseas Development 2018 Ltd., 2.70%, 05/13/30(d)	200	184,596
SM Energy Co., 7.00%, 08/01/32(b)	15	15,076
Sunoco LP, 7.25%, 05/01/32(b)	15	15,706
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30	11	10,406
Talos Production Inc., 9.38%, 02/01/31(b)	10	10,502
Tosco Corp., 8.13%, 02/15/30	25	29,158
TotalEnergies Capital International SA, 2.83%, 01/10/30	45	41,495
TotalEnergies Capital SA
4.72%, 09/10/34	20	19,761
5.15%, 04/05/34	25	25,436
Transocean Inc.
7.50%, 04/15/31(c)	5	4,730
8.50%, 05/15/31(b)	15	15,217
8.75%, 02/15/30(b)	17	17,721
Valaris Ltd., 8.38%, 04/30/30(b)	20	20,358
Valero Energy Corp., 2.80%, 12/01/31	35	30,454
Vermilion Energy Inc., 6.88%, 05/01/30(b)	8	8,033
Viper Energy Inc., 7.38%, 11/01/31(b)	5	5,207
Vital Energy Inc.
7.88%, 04/15/32(b)(c)	20	19,599
9.75%, 10/15/30	5	5,365
Woodside Finance Ltd., 5.10%, 09/12/34	25	24,522
		3,195,427
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(b)	12	12,168
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.49%, 05/01/30	30	29,752
Halliburton Co., 2.92%, 03/01/30	35	31,971
Schlumberger Investment SA
2.65%, 06/26/30	45	40,717
4.85%, 05/15/33	15	15,008
Star Holding LLC, 8.75%, 08/01/31(b)	5	4,922
Weatherford International Ltd., 8.63%, 04/30/30(b)	30	31,245
		165,783
Packaging & Containers — 0.2%
Amcor Flexibles North America Inc., 2.69%, 05/25/31	20	17,510
Ball Corp.
2.88%, 08/15/30	22	19,318
3.13%, 09/15/31	12	10,493
Berry Global Inc.
5.65%, 01/15/34(b)	35	35,852
5.80%, 06/15/31(b)	5	5,171
Security	Par (000)	Value
Packaging & Containers (continued)
CCL Industries Inc., 3.05%, 06/01/30(b)(c)	$15	$13,651
Clydesdale Acquisition Holdings Inc.
6.88%, 01/15/30(b)	10	10,111
8.75%, 04/15/30(b)	19	19,063
Crown Americas LLC, 5.25%, 04/01/30	9	8,890
Graphic Packaging International LLC
3.75%, 02/01/30(b)	9	8,278
6.38%, 07/15/32(b)	10	10,192
LABL Inc.
8.25%, 11/01/29(b)	3	2,612
8.63%, 10/01/31(b)	15	14,136
OI European Group BV, 4.75%, 02/15/30(b)	3	2,736
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31(b)(c)	15	14,970
7.38%, 06/01/32(b)	5	4,933
Packaging Corp. of America, 3.00%, 12/15/29	20	18,483
Sealed Air Corp.
6.50%, 07/15/32(b)	5	5,093
6.88%, 07/15/33(b)	10	10,616
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(b)	7	7,300
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34(b)	20	20,448
Sonoco Products Co.
3.13%, 05/01/30	25	22,938
5.00%, 09/01/34	10	9,768
WRKCo Inc., 3.00%, 06/15/33	25	21,497
		314,059
Pharmaceuticals — 0.7%
AbbVie Inc.
4.95%, 03/15/31	25	25,322
5.05%, 03/15/34	60	60,831
AdaptHealth LLC, 5.13%, 03/01/30(b)	9	8,323
Astrazeneca Finance LLC
2.25%, 05/28/31	80	69,576
4.88%, 03/03/33	15	15,171
4.90%, 03/03/30	20	20,333
4.90%, 02/26/31	15	15,230
5.00%, 02/26/34	30	30,409
AstraZeneca PLC, 1.38%, 08/06/30	20	16,866
Bausch Health Companies Inc.
5.25%, 01/30/30(b)	13	7,317
5.25%, 02/15/31(b)	8	4,394
14.00%, 10/15/30(b)	6	5,576
Becton Dickinson & Co.
1.96%, 02/11/31	30	25,405
5.11%, 02/08/34	20	20,152
BellRing Brands Inc., 7.00%, 03/15/30(b)	11	11,419
Bristol-Myers Squibb Co.
1.45%, 11/13/30	90	75,680
2.95%, 03/15/32	15	13,374
5.20%, 02/22/34	60	61,460
5.75%, 02/01/31	25	26,428
Cardinal Health Inc., 5.35%, 11/15/34	25	25,318
Cencora Inc., 2.70%, 03/15/31	40	35,266
CVS Health Corp.
1.88%, 02/28/31	15	12,344
2.13%, 09/15/31	36	29,578
3.75%, 04/01/30	25	23,409
5.25%, 01/30/31	35	35,129
5.25%, 02/21/33	45	44,687
5.30%, 06/01/33	35	34,755

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.55%, 06/01/31	$30	$30,512
5.70%, 06/01/34(c)	25	25,527
Eli Lilly & Co.
4.60%, 08/14/34	10	9,865
4.70%, 02/27/33	25	25,058
4.70%, 02/09/34	40	39,743
Endo Finance Holdings Inc., 8.50%, 04/15/31(b)(c)	20	21,344
GlaxoSmithKline Capital Inc., 5.38%, 04/15/34	5	5,227
Johnson & Johnson
1.30%, 09/01/30	40	33,986
4.90%, 06/01/31	25	25,594
4.95%, 06/01/34(c)	30	30,783
McKesson Corp., 5.10%, 07/15/33	30	30,589
Merck & Co. Inc.
1.45%, 06/24/30	15	12,749
2.15%, 12/10/31	35	29,923
4.30%, 05/17/30	25	24,833
4.50%, 05/17/33	25	24,699
Novartis Capital Corp.
4.00%, 09/18/31	25	24,182
4.20%, 09/18/34	25	23,910
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/31(b)	30	27,421
6.75%, 05/15/34(b)	10	10,085
7.88%, 05/15/34(b)	10	10,327
Owens & Minor Inc., 6.63%, 04/01/30(b)(c)	10	9,679
Pfizer Inc.
1.70%, 05/28/30	10	8,629
2.63%, 04/01/30	40	36,374
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/30	50	50,060
4.75%, 05/19/33	125	123,768
Viatris Inc., 2.70%, 06/22/30	30	26,332
Zoetis Inc., 5.60%, 11/16/32	10	10,490
		1,485,441
Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32(b)	10	10,183
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/32(b)	10	10,374
Boardwalk Pipelines LP, 3.60%, 09/01/32	20	17,882
Cameron LNG LLC, 2.90%, 07/15/31(b)	25	22,173
Cheniere Energy Inc., 5.65%, 04/15/34	15	15,408
Cheniere Energy Partners LP
3.25%, 01/31/32	20	17,677
4.00%, 03/01/31	26	24,443
5.75%, 08/15/34(b)	30	30,826
5.95%, 06/30/33	32	33,427
CNX Midstream Partners LP, 4.75%, 04/15/30(b)	3	2,800
Colonial Enterprises Inc., 3.25%, 05/15/30(b)(c)	25	22,894
Columbia Pipelines Holding Co. LLC, 5.68%, 01/15/34(b)	10	10,129
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(b)	35	36,836
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(b)	20	19,287
7.50%, 12/15/33(b)	10	10,571
DCP Midstream Operating LP
3.25%, 02/15/32	3	2,634
8.13%, 08/16/30	7	8,052
DT Midstream Inc., 4.38%, 06/15/31(b)	17	15,827
Security	Par (000)	Value
Pipelines (continued)
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32(b)	$10	$8,840
Enbridge Inc.
2.50%, 08/01/33	25	20,605
5.63%, 04/05/34	20	20,629
5.70%, 03/08/33	50	51,904
7.20%, 06/27/54, (5-year CMT + 2.970%)(a)	10	10,405
Energy Transfer LP
3.75%, 05/15/30	30	28,331
5.55%, 05/15/34	25	25,476
5.60%, 09/01/34	15	15,353
5.75%, 02/15/33	30	30,998
6.55%, 12/01/33	30	32,695
7.38%, 02/01/31(b)	10	10,559
EnLink Midstream LLC, 6.50%, 09/01/30(b)	25	26,636
Enterprise Products Operating LLC
2.80%, 01/31/30	15	13,747
4.85%, 01/31/34	10	9,959
5.35%, 01/31/33	35	36,142
EQM Midstream Partners LP
4.75%, 01/15/31(b)	20	19,215
7.50%, 06/01/30(b)	7	7,580
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(b)	20	17,416
Florida Gas Transmission Co. LLC, 2.55%, 07/01/30(b)	20	17,631
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32	10	10,076
8.88%, 04/15/30	10	10,411
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(b)	10	10,496
Harvest Midstream I LP, 7.50%, 05/15/32(b)	10	10,278
Hess Midstream Operations LP
4.25%, 02/15/30(b)	10	9,404
5.50%, 10/15/30(b)	10	9,826
Howard Midstream Energy Partners LLC, 7.38%, 07/15/32(b)	10	10,300
Kinder Morgan Energy Partners LP, 7.75%, 03/15/32	5	5,719
Kinder Morgan Inc.
4.80%, 02/01/33	20	19,485
5.20%, 06/01/33	25	25,018
5.40%, 02/01/34	35	35,487
7.80%, 08/01/31	10	11,507
Kinetik Holdings LP, 5.88%, 06/15/30(b)	15	15,006
MPLX LP
2.65%, 08/15/30	20	17,758
4.95%, 09/01/32	20	19,764
5.00%, 03/01/33	40	39,367
5.50%, 06/01/34	15	15,195
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/32(b)	25	25,611
NGPL PipeCo LLC, 3.25%, 07/15/31(b)	5	4,388
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)	10	10,253
NuStar Logistics LP, 6.38%, 10/01/30	10	10,308
ONEOK Inc.
4.75%, 10/15/31	10	9,877
5.05%, 11/01/34	25	24,655
5.80%, 11/01/30	30	31,317
6.05%, 09/01/33	25	26,389
6.10%, 11/15/32	20	21,192

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	$15	$14,122
3.80%, 09/15/30	25	23,576
Rockies Express Pipeline LLC, 4.80%, 05/15/30(b)	5	4,699
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	20	19,636
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(b)	5	4,251
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/55, (5-year CMT + 3.949%)(a)(b)	10	10,312
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34(b)	20	20,041
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30(b)	10	9,492
6.00%, 09/01/31(b)	10	9,462
Targa Resources Corp.
6.13%, 03/15/33	30	31,738
6.50%, 03/30/34	5	5,441
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	15	13,959
4.88%, 02/01/31	50	49,169
5.50%, 03/01/30	30	30,399
Tennessee Gas Pipeline Co. LLC, 2.90%, 03/01/30(b)	15	13,594
Texas Eastern Transmission LP, 7.00%, 07/15/32	5	5,584
TransCanada PipeLines Ltd.
4.10%, 04/15/30	35	33,698
4.63%, 03/01/34	30	28,732
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30	35	32,341
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(b)	20	17,423
6.25%, 01/15/30(b)	20	20,482
4.13%, 08/15/31(b)	21	19,170
Venture Global LNG Inc.
7.00%, 01/15/30(b)	25	25,584
8.38%, 06/01/31(b)	35	36,921
9.88%, 02/01/32(b)	35	38,902
Western Midstream Operating LP
4.05%, 02/01/30	25	23,791
5.45%, 11/15/34	20	19,881
Whistler Pipeline LLC, 5.95%, 09/30/34(b)	15	15,389
Williams Companies Inc. (The)
2.60%, 03/15/31	10	8,741
4.65%, 08/15/32	45	43,864
5.15%, 03/15/34	25	24,977
Series A, 7.50%, 01/15/31	10	11,221
		1,821,223
Private Equity — 0.0%
Apollo Management Holdings LP, 2.65%, 06/05/30(b)	5	4,452
Real Estate — 0.0%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(b)(c)	12	11,537
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.25%, 04/15/30(b)(c)	5	4,049
CBRE Services Inc., 5.95%, 08/15/34	15	15,814
CoStar Group Inc., 2.80%, 07/15/30(b)	15	13,219
Security	Par (000)	Value
Real Estate (continued)
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)	$5	$5,403
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(b)	5	5,289
Howard Hughes Corp. (The), 4.38%, 02/01/31(b)	10	9,162
Kennedy-Wilson Inc.
4.75%, 02/01/30	10	9,074
5.00%, 03/01/31(c)	12	10,782
		84,329
Real Estate Investment Trusts — 1.0%
Agree LP
2.60%, 06/15/33	10	8,230
4.80%, 10/01/32	10	9,779
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	20	15,716
2.95%, 03/15/34	5	4,223
3.38%, 08/15/31	30	27,373
4.70%, 07/01/30	25	24,727
American Assets Trust LP, 3.38%, 02/01/31	15	13,269
American Homes 4 Rent LP
3.63%, 04/15/32	20	18,206
5.50%, 02/01/34	10	10,191
American Tower Corp.
1.88%, 10/15/30	20	16,964
2.10%, 06/15/30	15	13,021
2.30%, 09/15/31	15	12,741
2.70%, 04/15/31	15	13,195
2.90%, 01/15/30	5	4,565
5.45%, 02/15/34	15	15,354
5.55%, 07/15/33	10	10,277
5.65%, 03/15/33	10	10,352
5.90%, 11/15/33	25	26,349
Americold Realty Operating Partnership LP, 5.41%, 09/12/34	10	9,881
AvalonBay Communities Inc.
2.45%, 01/15/31	25	22,000
5.30%, 12/07/33	20	20,517
Boston Properties LP
2.45%, 10/01/33(c)	15	11,821
2.55%, 04/01/32	25	20,595
2.90%, 03/15/30	20	17,861
3.25%, 01/30/31	25	22,231
Brixmor Operating Partnership LP
2.50%, 08/16/31	15	12,812
4.05%, 07/01/30	25	23,873
Broadstone Net Lease LLC, 2.60%, 09/15/31	10	8,392
Camden Property Trust, 4.90%, 01/15/34	10	9,952
COPT Defense Properties LP, 2.90%, 12/01/33	10	8,182
Cousins Properties LP, 5.88%, 10/01/34	10	10,220
Crown Castle Inc.
2.25%, 01/15/31	35	29,845
2.50%, 07/15/31	30	25,725
3.30%, 07/01/30	15	13,774
5.10%, 05/01/33	5	4,989
5.80%, 03/01/34	25	26,018
CubeSmart LP, 2.50%, 02/15/32	5	4,266
Diversified Healthcare Trust, 4.38%, 03/01/31	5	3,795
DOC DR LLC, 2.63%, 11/01/31	5	4,314
EPR Properties, 3.60%, 11/15/31	10	8,841
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	20	20,535

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Equinix Inc.
2.15%, 07/15/30	$25	$21,807
3.90%, 04/15/32(c)	30	28,186
ERP Operating LP
2.50%, 02/15/30	5	4,497
4.65%, 09/15/34	20	19,474
Essex Portfolio LP
2.65%, 03/15/32	10	8,572
3.00%, 01/15/30	5	4,571
5.50%, 04/01/34	10	10,212
Extra Space Storage LP
2.20%, 10/15/30	5	4,325
2.35%, 03/15/32	10	8,342
2.40%, 10/15/31	30	25,474
5.40%, 02/01/34	15	15,189
5.50%, 07/01/30	5	5,146
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	5	4,368
4.00%, 01/15/30	14	13,164
5.63%, 09/15/34	15	15,126
6.75%, 12/01/33	20	21,614
Goodman U.S. Finance Six LLC, 5.13%, 10/07/34(b)	30	29,722
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(b)(c)	13	11,449
Healthcare Realty Holdings LP, 3.10%, 02/15/30	15	13,618
Healthpeak OP LLC
3.00%, 01/15/30	20	18,380
5.25%, 12/15/32	20	20,306
Highwoods Realty LP
2.60%, 02/01/31	10	8,462
3.05%, 02/15/30	15	13,410
Host Hotels & Resorts LP
5.70%, 07/01/34	15	15,241
Series H, 3.38%, 12/15/29	25	23,097
Series I, 3.50%, 09/15/30	10	9,138
Hudson Pacific Properties LP, 3.25%, 01/15/30(c)	5	3,708
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	25	20,671
2.70%, 01/15/34	10	8,201
4.15%, 04/15/32	15	14,054
Iron Mountain Inc.
4.50%, 02/15/31(b)	18	16,748
5.25%, 07/15/30(b)	19	18,433
5.63%, 07/15/32(b)	10	9,734
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(b)	15	14,135
Kilroy Realty LP
2.50%, 11/15/32	10	7,926
2.65%, 11/15/33	5	3,928
3.05%, 02/15/30	20	17,738
Kimco Realty OP LLC
3.20%, 04/01/32	20	17,921
4.60%, 02/01/33	15	14,620
Kite Realty Group LP, 4.95%, 12/15/31	5	4,955
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 07/15/31(b)	10	10,393
LXP Industrial Trust, 2.70%, 09/15/30	5	4,370
Mid-America Apartments LP
5.00%, 03/15/34	10	10,045
5.30%, 02/15/32	15	15,376
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 03/15/31	$22	$14,359
National Health Investors Inc., 3.00%, 02/01/31	15	12,924
NNN REIT Inc.
2.50%, 04/15/30	5	4,431
5.60%, 10/15/33	15	15,444
Omega Healthcare Investors Inc.
3.25%, 04/15/33	5	4,297
3.38%, 02/01/31	25	22,549
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)	10	10,229
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	10	8,530
Piedmont Operating Partnership LP, 3.15%, 08/15/30	20	17,295
Prologis LP
1.63%, 03/15/31	5	4,155
1.75%, 07/01/30	5	4,281
1.75%, 02/01/31	5	4,227
2.25%, 04/15/30	30	26,576
2.25%, 01/15/32	20	17,043
4.75%, 06/15/33	25	24,805
5.00%, 03/15/34	20	20,062
Public Storage Operating Co.
2.30%, 05/01/31	20	17,433
5.10%, 08/01/33	5	5,080
Rayonier LP, 2.75%, 05/17/31	15	12,996
Realty Income Corp.
1.80%, 03/15/33	20	15,677
3.25%, 01/15/31	30	27,539
3.40%, 01/15/30	30	28,155
4.85%, 03/15/30	15	15,089
4.90%, 07/15/33	5	4,950
5.13%, 02/15/34	10	10,057
5.63%, 10/13/32	25	26,110
Regency Centers LP, 3.70%, 06/15/30	15	14,216
Rexford Industrial Realty LP, 2.13%, 12/01/30	15	12,696
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 04/01/32(b)	20	20,318
Sabra Health Care LP, 3.20%, 12/01/31	15	13,144
Safehold GL Holdings LLC, 2.80%, 06/15/31	15	12,948
Scentre Group Trust 1/Scentre Group Trust 2, 4.38%, 05/28/30(b)(c)	50	48,722
Service Properties Trust
4.38%, 02/15/30(c)	8	6,231
8.63%, 11/15/31(b)	15	15,851
8.88%, 06/15/32	10	9,603
Simon Property Group LP
2.25%, 01/15/32	20	16,974
2.65%, 02/01/32	25	21,667
4.75%, 09/26/34	25	24,328
Starwood Property Trust Inc., 6.00%, 04/15/30(b)	10	9,869
Store Capital LLC
2.70%, 12/01/31	15	12,541
2.75%, 11/18/30	5	4,330
Sun Communities Operating LP
2.70%, 07/15/31	15	12,869
4.20%, 04/15/32	15	13,977
5.70%, 01/15/33	5	5,095

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
UDR Inc.
3.00%, 08/15/31	$25	$22,371
3.20%, 01/15/30	5	4,636
5.13%, 09/01/34	10	9,974
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(b)	12	10,305
Ventas Realty LP
2.50%, 09/01/31	15	12,926
3.00%, 01/15/30	15	13,730
VICI Properties LP
4.95%, 02/15/30	10	9,911
5.13%, 05/15/32	25	24,754
5.75%, 04/01/34	5	5,139
VICI Properties LP/VICI Note Co. Inc.
4.13%, 08/15/30(b)	25	23,419
4.63%, 12/01/29(b)	25	24,214
Vornado Realty LP, 3.40%, 06/01/31(c)	5	4,300
Welltower OP LLC
3.10%, 01/15/30	40	36,873
3.85%, 06/15/32	20	18,674
Weyerhaeuser Co.
4.00%, 04/15/30	40	38,551
7.38%, 03/15/32	10	11,391
WP Carey Inc.
2.40%, 02/01/31	5	4,316
5.38%, 06/30/34	15	15,152
		2,121,125
Retail — 0.7%
1011778 BC ULC/New Red Finance Inc., 4.00%, 10/15/30(b)	50	45,378
7-Eleven Inc., 1.80%, 02/10/31(b)	15	12,295
Advance Auto Parts Inc.
3.50%, 03/15/32	5	4,204
3.90%, 04/15/30(c)	10	9,003
Asbury Automotive Group Inc.
4.75%, 03/01/30	8	7,618
5.00%, 02/15/32(b)	13	12,095
AutoNation Inc.
2.40%, 08/01/31	15	12,517
3.85%, 03/01/32	20	18,238
AutoZone Inc.
4.00%, 04/15/30	25	24,122
4.75%, 02/01/33	50	49,019
Bath & Body Works Inc.
6.63%, 10/01/30(b)	15	15,354
6.95%, 03/01/33	5	5,135
Beacon Roofing Supply Inc., 6.50%, 08/01/30(b)	10	10,256
BlueLinx Holdings Inc., 6.00%, 11/15/29(b)	2	1,951
Brinker International Inc., 8.25%, 07/15/30(b)	5	5,316
Carvana Co.
13.00%, 06/01/30, (13.00% PIK)(b)(e)	28	30,262
14.00%, 06/01/31, (14.00% PIK)(b)(e)	35	42,354
Costco Wholesale Corp., 1.60%, 04/20/30	50	43,192
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)	10	10,499
Darden Restaurants Inc., 6.30%, 10/10/33	10	10,657
Dick's Sporting Goods Inc., 3.15%, 01/15/32(c)	20	17,726
Dollar General Corp.
5.00%, 11/01/32(c)	5	4,868
5.45%, 07/05/33(c)	35	34,978
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 6.75%, 01/15/30(b)	21	19,630
Security	Par (000)	Value
Retail (continued)
FirstCash Inc.
5.63%, 01/01/30(b)	$5	$4,876
6.88%, 03/01/32(b)	10	10,194
Gap Inc. (The), 3.88%, 10/01/31(b)	12	10,586
Genuine Parts Co.
1.88%, 11/01/30	5	4,206
2.75%, 02/01/32	25	21,492
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, 01/15/32(b)	10	8,833
Group 1 Automotive Inc., 6.38%, 01/15/30(b)	10	10,118
Home Depot Inc. (The)
1.38%, 03/15/31	45	37,110
2.70%, 04/15/30	5	4,558
3.25%, 04/15/32	30	27,338
4.50%, 09/15/32	35	34,764
4.85%, 06/25/31	25	25,332
4.95%, 06/25/34	35	35,405
Kohl's Corp., 4.63%, 05/01/31	10	8,085
LCM Investments Holdings II LLC, 8.25%, 08/01/31(b)	15	15,674
Lithia Motors Inc., 4.38%, 01/15/31(b)	7	6,436
Lowe's Companies Inc.
2.63%, 04/01/31	60	52,981
3.75%, 04/01/32	45	42,010
4.50%, 04/15/30	20	19,824
5.00%, 04/15/33	15	15,105
Macy's Retail Holdings LLC
5.88%, 03/15/30(b)	10	9,626
6.13%, 03/15/32(b)(c)	5	4,775
6.70%, 07/15/34(b)	5	4,308
McDonald's Corp.
2.13%, 03/01/30	15	13,238
4.60%, 09/09/32	50	49,737
Murphy Oil USA Inc., 3.75%, 02/15/31(b)	10	8,936
Nordstrom Inc.
4.25%, 08/01/31	7	6,185
4.38%, 04/01/30	8	7,306
O'Reilly Automotive Inc.
1.75%, 03/15/31	5	4,162
4.20%, 04/01/30	10	9,741
4.70%, 06/15/32	40	39,352
Patrick Industries Inc., 6.38%, 11/01/32(b)	10	9,896
QVC Inc., 5.45%, 08/15/34	5	3,219
Ross Stores Inc., 1.88%, 04/15/31	5	4,193
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32(c)	10	10,207
Sonic Automotive Inc.
4.63%, 11/15/29(b)	5	4,696
4.88%, 11/15/31(b)	7	6,426
Staples Inc., 12.75%, 01/15/30(b)	14	11,609
Starbucks Corp.
2.55%, 11/15/30	45	39,962
5.00%, 02/15/34	40	40,140
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)	10	9,129
Target Corp.
2.35%, 02/15/30	5	4,496
2.65%, 09/15/30	25	22,602
4.40%, 01/15/33	25	24,449
4.50%, 09/15/32	25	24,642
4.50%, 09/15/34	15	14,614

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
TJX Companies Inc. (The), 3.88%, 04/15/30	$25	$24,180
Tractor Supply Co.
1.75%, 11/01/30	5	4,225
5.25%, 05/15/33	25	25,420
Walgreens Boots Alliance Inc., 3.20%, 04/15/30	8	6,495
Walmart Inc.
4.10%, 04/15/33	25	24,375
4.15%, 09/09/32	10	9,857
7.55%, 02/15/30	20	23,126
Yum! Brands Inc.
3.63%, 03/15/31	18	16,303
4.63%, 01/31/32	18	16,946
4.75%, 01/15/30(b)	11	10,647
5.38%, 04/01/32	17	16,688
		1,407,502
Semiconductors — 0.4%
Advanced Micro Devices Inc., 3.92%, 06/01/32	15	14,219
Analog Devices Inc.
2.10%, 10/01/31	15	12,800
5.05%, 04/01/34	10	10,188
Broadcom Inc.
2.45%, 02/15/31(b)	62	54,115
2.60%, 02/15/33(b)	45	37,745
3.42%, 04/15/33(b)	65	57,871
3.47%, 04/15/34(b)	30	26,481
4.30%, 11/15/32	50	47,956
5.00%, 04/15/30	30	30,358
Entegris Inc., 5.95%, 06/15/30(b)	16	16,073
Foundry JV Holdco LLC, 6.15%, 01/25/32(b)	10	10,267
Intel Corp.
2.00%, 08/12/31	30	24,850
3.90%, 03/25/30	45	42,877
4.00%, 12/15/32	10	9,293
4.15%, 08/05/32	35	32,934
5.00%, 02/21/31	15	15,052
5.13%, 02/10/30	25	25,319
5.20%, 02/10/33(c)	50	50,059
KLA Corp., 4.65%, 07/15/32	20	19,997
Lam Research Corp., 1.90%, 06/15/30	15	13,016
Marvell Technology Inc., 2.95%, 04/15/31	25	22,288
Micron Technology Inc.
2.70%, 04/15/32	45	38,478
5.88%, 02/09/33	5	5,230
5.88%, 09/15/33	35	36,663
NVIDIA Corp.
2.00%, 06/15/31	50	43,229
2.85%, 04/01/30	15	13,907
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	10	8,638
2.65%, 02/15/32	25	21,443
3.40%, 05/01/30	15	13,912
5.00%, 01/15/33	27	26,806
Qorvo Inc., 3.38%, 04/01/31(b)	5	4,338
Qualcomm Inc.
1.65%, 05/20/32	10	8,107
2.15%, 05/20/30	45	39,767
Skyworks Solutions Inc., 3.00%, 06/01/31	5	4,358
Texas Instruments Inc., 1.75%, 05/04/30	45	39,011
Xilinx Inc., 2.38%, 06/01/30	15	13,404
		891,049
Security	Par (000)	Value
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30	$10	$9,555
Software — 0.4%
Adobe Inc.
2.30%, 02/01/30	20	18,011
4.95%, 04/04/34	5	5,097
AthenaHealth Group Inc., 6.50%, 02/15/30(b)	42	40,270
Autodesk Inc.
2.40%, 12/15/31	20	17,154
2.85%, 01/15/30	5	4,575
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	10	8,696
2.90%, 12/01/29	25	22,883
Capstone Borrower Inc., 8.00%, 06/15/30(b)	5	5,211
Cloud Software Group Inc., 8.25%, 06/30/32(b)	30	31,306
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(b)	5	4,852
Fidelity National Information Services Inc., 5.10%, 07/15/32	15	15,199
Fiserv Inc.
2.65%, 06/01/30	10	8,952
5.15%, 08/12/34	25	25,075
5.45%, 03/15/34	30	30,745
5.60%, 03/02/33	30	31,116
Intuit Inc., 5.20%, 09/15/33	35	35,929
Microsoft Corp., 1.35%, 09/15/30	10	8,563
MSCI Inc.
3.25%, 08/15/33(b)	10	8,635
3.63%, 09/01/30(b)	31	28,663
3.63%, 11/01/31(b)	5	4,564
3.88%, 02/15/31(b)	27	25,072
Open Text Corp., 3.88%, 12/01/29(b)	10	9,135
Open Text Holdings Inc.
4.13%, 02/15/30(b)	14	12,921
4.13%, 12/01/31(b)	10	8,996
Oracle Corp.
2.88%, 03/25/31	85	75,920
2.95%, 04/01/30	55	50,309
4.30%, 07/08/34	10	9,449
4.70%, 09/27/34	50	48,799
4.90%, 02/06/33	55	54,868
6.25%, 11/09/32	40	43,357
RingCentral Inc., 8.50%, 08/15/30(b)	5	5,297
ROBLOX Corp., 3.88%, 05/01/30(b)	16	14,544
Roper Technologies Inc.
1.75%, 02/15/31	15	12,523
4.90%, 10/15/34	25	24,612
Salesforce Inc., 1.95%, 07/15/31	25	21,332
ServiceNow Inc., 1.40%, 09/01/30	20	16,836
SS&C Technologies Inc., 6.50%, 06/01/32(b)	15	15,336
Take-Two Interactive Software Inc., 4.00%, 04/14/32	20	18,890
Twilio Inc., 3.88%, 03/15/31	9	8,203
UKG Inc., 6.88%, 02/01/31(b)	40	41,106
VMware LLC
2.20%, 08/15/31	35	29,448
4.70%, 05/15/30	20	19,794
Workday Inc., 3.80%, 04/01/32	20	18,571
		940,814
Telecommunications — 0.9%
AT&T Inc.
2.25%, 02/01/32	5	4,215

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
2.55%, 12/01/33	$80	$66,030
2.75%, 06/01/31	45	39,948
4.30%, 02/15/30	50	49,056
5.40%, 02/15/34	70	72,021
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33	15	14,895
5.20%, 02/15/34	20	20,003
British Telecommunications PLC
4.88%, 11/23/81, (5-year CMT + 3.493%)(a)(b)	10	9,223
9.63%, 12/15/30	80	98,536
Ciena Corp., 4.00%, 01/31/30(b)	5	4,605
Cisco Systems Inc., 5.05%, 02/26/34(c)	90	91,851
Deutsche Telekom International Finance BV
8.75%, 06/15/30(d)	25	29,486
9.25%, 06/01/32	15	19,030
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32(d)	150	124,760
Frontier Communications Holdings LLC
5.88%, 11/01/29	10	10,010
6.00%, 01/15/30(b)	17	17,059
8.63%, 03/15/31(b)	15	16,146
8.75%, 05/15/30(b)	19	20,236
Iliad Holding SASU, 8.50%, 04/15/31(b)	15	15,968
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(b)	51	47,705
Juniper Networks Inc., 2.00%, 12/10/30	20	16,838
Koninklijke KPN NV, 8.38%, 10/01/30	10	11,734
Level 3 Financing Inc.
3.88%, 10/15/30(b)	11	8,777
4.00%, 04/15/31(b)	12	9,526
4.50%, 04/01/30(b)	12	10,091
10.50%, 05/15/30(b)	18	19,735
10.75%, 12/15/30(b)	10	11,281
Lumen Technologies Inc., 10.00%, 10/15/32(b)	10	9,980
Motorola Solutions Inc.
2.75%, 05/24/31	27	23,792
5.40%, 04/15/34	5	5,109
Optics Bidco SpA
Series 2033, 6.38%, 11/15/33(b)	10	10,067
Series 2034, 6.00%, 09/30/34(b)	10	9,729
Orange SA, 9.00%, 03/01/31	30	36,405
Rogers Communications Inc.
3.80%, 03/15/32	35	32,185
5.30%, 02/15/34	25	25,046
Sprint Capital Corp., 8.75%, 03/15/32	29	35,321
Telecom Argentina SA, 9.50%, 07/18/31(d)	10	10,450
Telecom Italia Capital SA
6.00%, 09/30/34	10	9,792
6.38%, 11/15/33	10	10,091
Telefonica Europe BV, 8.25%, 09/15/30	30	34,707
TELUS Corp., 3.40%, 05/13/32	10	9,018
T-Mobile USA Inc.
2.25%, 11/15/31	25	21,160
2.55%, 02/15/31	40	35,007
2.70%, 03/15/32	15	12,976
2.88%, 02/15/31	12	10,708
3.50%, 04/15/31	105	97,069
3.88%, 04/15/30	55	52,564
5.05%, 07/15/33	30	30,121
5.15%, 04/15/34	30	30,288
5.20%, 01/15/33	25	25,319
5.75%, 01/15/34	25	26,256
Security	Par (000)	Value
Telecommunications (continued)
U.S. Cellular Corp., 6.70%, 12/15/33	$10	$10,839
Verizon Communications Inc.
1.50%, 09/18/30	20	16,796
1.68%, 10/30/30	35	29,432
1.75%, 01/20/31	55	46,055
2.36%, 03/15/32	95	80,240
2.55%, 03/21/31	70	61,322
3.15%, 03/22/30	10	9,263
4.02%, 12/03/29	65	63,113
5.05%, 05/09/33	25	25,342
7.75%, 12/01/30	15	17,321
Viasat Inc., 7.50%, 05/30/31(b)(c)	12	8,147
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(b)	20	17,282
4.75%, 07/15/31(b)	25	22,035
7.75%, 04/15/32(b)	15	15,232
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.767%)(a)	17	15,155
6.25%, 11/30/32	20	21,856
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)	15	15,661
		1,937,016
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 6.05%, 05/14/34	10	10,316
Transportation — 0.2%
AP Moller - Maersk A/S, 5.88%, 09/14/33(b)	15	15,814
Brightline East LLC, 11.00%, 01/31/30(b)	20	18,519
Canadian National Railway Co.
4.38%, 09/18/34	15	14,495
6.25%, 08/01/34	15	16,670
Canadian Pacific Railway Co.
2.45%, 12/02/31	30	26,143
7.13%, 10/15/31	10	11,336
CSX Corp., 4.10%, 11/15/32	40	38,361
FedEx Corp.
2.40%, 05/15/31	5	4,346
4.25%, 05/15/30	15	14,788
4.90%, 01/15/34	10	10,027
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	12	9,963
Genesee & Wyoming Inc., 6.25%, 04/15/32(b)	10	10,069
GN Bondco LLC, 9.50%, 10/15/31(b)	12	12,779
Norfolk Southern Corp.
2.30%, 05/15/31	10	8,713
3.00%, 03/15/32	10	8,918
4.45%, 03/01/33	25	24,396
5.05%, 08/01/30	15	15,317
Rand Parent LLC, 8.50%, 02/15/30(b)(c)	15	15,164
Ryder System Inc., 6.60%, 12/01/33	10	11,037
Union Pacific Corp.
2.40%, 02/05/30	50	44,995
2.80%, 02/14/32	35	31,136
United Parcel Service Inc.
4.45%, 04/01/30	40	39,956
4.88%, 03/03/33	15	15,147
5.15%, 05/22/34	5	5,122
Walmart Inc., 1.80%, 09/22/31	45	38,389
Watco Companies LLC/Watco Finance Corp., 7.13%, 08/01/32(b)	15	15,569
XPO CNW Inc., 6.70%, 05/01/34	5	5,300

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
XPO Inc.
7.13%, 06/01/31(b)(c)	$10	$10,364
7.13%, 02/01/32(b)	10	10,420
		503,253
Trucking & Leasing — 0.1%
Fortress Transportation and Infrastructure Investors LLC
5.88%, 04/15/33(b)	10	9,876
7.00%, 05/01/31(b)	10	10,368
7.00%, 06/15/32(b)	15	15,528
7.88%, 12/01/30(b)	10	10,622
GATX Corp.
3.50%, 06/01/32	5	4,498
4.00%, 06/30/30	35	33,527
4.90%, 03/15/33	5	4,915
6.05%, 03/15/34	50	53,319
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 06/15/30(b)	25	26,644
SMBC Aviation Capital Finance DAC, 5.55%, 04/03/34(b)	10	10,175
		179,472
Water — 0.0%
American Water Capital Corp.
2.30%, 06/01/31	15	12,959
2.80%, 05/01/30	25	22,715
4.45%, 06/01/32	20	19,594
5.15%, 03/01/34	5	5,084
Essential Utilities Inc.
2.40%, 05/01/31	10	8,647
5.38%, 01/15/34	25	25,401
		94,400
Total Corporate Bonds & Notes — 23.1% (Cost: $50,025,836)		50,156,682
Foreign Government Obligations(g)
Argentina — 0.2%
Argentina Bonar Bond, 1.75%, 07/09/30(h)	187	128,332
Argentine Republic Government International Bond, 1.75%, 07/09/30(h)	313	230,514
		358,846
Bahrain — 0.1%
CBB International Sukuk Programme Co. WLL, 6.00%, 02/12/31(d)	200	203,759
Bermuda — 0.0%
Bermuda Government International Bond, 5.00%, 07/15/32	10	9,721
Brazil — 0.1%
Brazilian Government International Bond, 6.13%, 01/22/32	200	200,140
Canada — 0.2%
Export Development Canada, 4.75%, 06/05/34	25	25,912
Province of Alberta Canada, 4.50%, 01/24/34	85	84,753
Province of British Columbia Canada, 4.20%, 07/06/33	95	92,944
Province of Manitoba Canada, 4.90%, 05/31/34	15	15,400
Province of Ontario Canada
1.13%, 10/07/30	15	12,521
Security	Par (000)	Value
Canada (continued)
1.80%, 10/14/31	$5	$4,234
2.13%, 01/21/32	25	21,523
5.05%, 04/24/34	95	98,678
Province of Quebec Canada
1.35%, 05/28/30	55	47,003
4.25%, 09/05/34	100	97,689
		500,657
Chile — 0.1%
Chile Government International Bond, 3.50%, 01/31/34	200	178,100
Colombia — 0.1%
Colombia Government International Bond, 3.25%, 04/22/32	200	157,093
Dominican Republic — 0.1%
Dominican Republic International Bond, 7.05%, 02/03/31(d)	150	156,409
Ecuador — 0.0%
Ecuador Government International Bond
0.00%, 07/31/30(d)(i)	15	8,103
6.90%, 07/31/30(d)(h)	65	43,918
		52,021
Egypt — 0.1%
Egypt Government International Bond, 5.88%, 02/16/31(d)	200	168,818
France — 0.0%
Caisse d'Amortissement de la Dette Sociale, 2.13%, 01/26/32(b)	30	25,785
Hong Kong — 0.1%
Airport Authority, 1.63%, 02/04/31(b)	200	169,876
Hong Kong Government International Bond, 1.38%, 02/02/31(b)	200	169,310
		339,186
Hungary — 0.1%
Hungary Government International Bond, 2.13%, 09/22/31(d)	200	160,327
India — 0.1%
Export-Import Bank of India, 2.25%, 01/13/31(d)	200	171,832
Indonesia — 0.2%
Indonesia Government International Bond, 2.15%, 07/28/31	200	167,669
Perusahaan Penerbit SBSN Indonesia III, 4.70%, 06/06/32(d)	200	196,518
		364,187
Israel — 0.1%
Israel Government International Bond, 2.75%, 07/03/30	200	175,482
Japan — 0.1%
Japan Bank for International Cooperation, 1.88%, 04/15/31	200	172,164
Kenya — 0.1%
Republic of Kenya Government International Bond, 9.75%, 02/16/31(d)	200	199,837

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lebanon — 0.0%
Lebanon Government International Bond
6.65%, 02/26/30(d)(j)(k)	$46	$4,362
7.00%, 03/23/32(d)(j)(k)	16	1,515
		5,877
Mexico — 0.1%
Mexico Government International Bond, 4.75%, 04/27/32	200	186,757
Nigeria — 0.1%
Nigeria Government International Bond, 7.14%, 02/23/30(d)	200	181,398
Panama — 0.1%
Panama Government International Bond, 2.25%, 09/29/32	200	147,713
Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32	10	7,773
2.78%, 01/23/31	100	87,077
3.00%, 01/15/34	200	165,961
		260,811
Philippines — 0.1%
Philippine Government International Bond
5.25%, 05/14/34	200	203,185
6.38%, 01/15/32	100	108,377
		311,562
Poland — 0.0%
Republic of Poland Government International Bond
4.88%, 10/04/33	50	49,296
5.75%, 11/16/32	21	21,891
		71,187
Qatar — 0.1%
Qatar Government International Bond, 9.75%, 06/15/30(b)(c)	150	188,188
Romania — 0.0%
Romanian Government International Bond
3.00%, 02/14/31(d)	20	16,568
3.63%, 03/27/32(d)	42	35,234
6.38%, 01/30/34(d)	70	68,636
		120,438
Saudi Arabia — 0.3%
Saudi Government International Bond
3.25%, 10/22/30(d)	200	183,481
4.75%, 01/16/30(d)	200	199,087
5.00%, 01/16/34(d)	200	199,891
		582,459
South Africa — 0.0%
Republic of South Africa Government International Bond, 5.88%, 06/22/30	100	97,936
South Korea — 0.1%
Export-Import Bank of Korea, 1.25%, 09/21/30	200	166,912
Supranational — 0.8%
African Development Bank, 5.75%, , (5-year CMT + 1.575%)(a)(f)	10	9,682
African Export-Import Bank (The), 3.80%, 05/17/31(b)	10	8,798
Security	Par (000)	Value
Supranational (continued)
Asian Development Bank
1.50%, 03/04/31	$15	$12,796
1.88%, 01/24/30	30	26,855
3.13%, 04/27/32	20	18,632
3.88%, 09/28/32	20	19,539
4.00%, 01/12/33	50	49,183
4.13%, 01/12/34	110	108,887
Asian Infrastructure Investment Bank (The), 4.25%, 03/13/34	80	79,815
European Bank for Reconstruction & Development, 4.25%, 03/13/34	40	39,886
European Investment Bank
0.75%, 09/23/30	30	24,786
1.25%, 02/14/31	20	16,846
3.63%, 07/15/30	70	68,154
3.75%, 02/14/33	92	89,137
4.13%, 02/13/34	185	182,959
4.38%, 10/10/31	5	5,051
Inter-American Development Bank
1.13%, 01/13/31	115	96,150
3.50%, 04/12/33	40	37,896
3.63%, 09/17/31	5	4,830
4.38%, 07/17/34	5	5,034
4.50%, 09/13/33	100	101,700
International Bank for Reconstruction & Development
0.75%, 08/26/30	80	66,159
0.88%, 05/14/30	10	8,415
1.25%, 02/10/31(c)	120	100,971
1.63%, 11/03/31	135	114,311
2.50%, 03/29/32	115	102,722
3.88%, 02/14/30	100	98,708
3.88%, 08/28/34	15	14,527
4.00%, 01/10/31	110	108,852
4.50%, 04/10/31	10	10,165
4.75%, 11/14/33	100	103,622
International Finance Corp., 0.75%, 08/27/30	35	28,963
		1,764,031
Turkey — 0.2%
Turkiye Government International Bond
7.13%, 07/17/32	200	202,502
9.38%, 01/19/33	200	229,915
		432,417
Ukraine — 0.0%
Ukraine Government International Bond
3.00%, 02/01/30(d)(h)	3	1,337
7.75%, 02/01/34(d)(h)	84	42,553
		43,890
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond, 3.13%, 04/16/30(d)	200	186,120
Sharjah Sukuk Program Ltd., 6.09%, 03/19/34(d)	200	209,461
UAE International Government Bond, 4.86%, 07/02/34(d)	200	201,334
		596,915

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 01/23/31	$70	$68,403
Total Foreign Government Obligations — 4.1% (Cost: $8,633,107)		8,821,258
Municipal Debt Obligations
California — 0.1%
State of California GO
2.50%, 10/01/29	50	46,130
5.75%, 10/01/31	50	53,560
6.00%, 03/01/33	15	16,434
University of California RB, Series BG, 1.32%, 05/15/27	10	9,299
		125,423
Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33	118	118,203
Total Municipal Debt Obligations — 0.1% (Cost: $243,819)		243,626
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 52.9%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	6	5,794
3.00%, 03/01/46	99	88,514
3.00%, 07/01/46	7	6,629
3.00%, 08/01/46	45	39,991
3.00%, 09/01/46	31	28,311
3.00%, 10/01/46	17	15,020
3.00%, 12/01/46	157	139,536
3.00%, 01/01/47	26	23,025
3.00%, 02/01/47	85	75,636
3.00%, 06/01/47	75	67,180
3.00%, 08/01/47	10	9,031
3.00%, 09/01/47	21	18,708
3.00%, 10/01/47	17	15,621
3.50%, 06/01/34	5	5,255
3.50%, 03/01/38	42	40,150
3.50%, 10/01/42	35	32,815
3.50%, 10/01/44	15	14,029
3.50%, 03/01/46	81	75,488
3.50%, 12/01/46	10	9,217
3.50%, 01/01/47	15	14,340
3.50%, 04/01/47	25	23,007
3.50%, 07/01/47	23	21,400
3.50%, 08/01/47	4	3,534
3.50%, 09/01/47	56	52,388
3.50%, 12/01/47	3	2,773
3.50%, 02/01/48	55	50,459
3.50%, 03/01/48	24	22,305
3.50%, 05/01/48	15	13,506
3.50%, 04/01/49	39	36,295
3.50%, 05/01/49	9	8,522
3.50%, 06/01/49	13	11,631
4.00%, 09/01/45	9	9,007
4.00%, 02/01/46	77	73,431
4.00%, 10/01/46	5	4,361
4.00%, 10/01/47	2	1,966
4.00%, 01/01/48	16	15,300
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 02/01/48	$7	$7,160
4.00%, 06/01/48	19	18,203
4.00%, 12/01/48	11	10,641
4.00%, 01/01/49	0 (l)	66
4.00%, 01/01/49	3	2,617
4.50%, 10/01/48	19	18,858
4.50%, 01/01/49	9	8,453
5.00%, 12/01/41	153	154,264
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.45%, 04/25/32	400	348,645
Series K056, Class A2, 2.53%, 05/25/26	35	34,036
Series K066, Class A2, 3.12%, 06/25/27	100	96,884
Series K078, Class A2, 3.85%, 06/25/28	175	171,683
Series K-1512, Class A2, 2.99%, 05/25/31	70	64,262
Federal National Mortgage Association
3.00%, 02/01/47	23	21,379
3.50%, 11/01/51	246	225,711
4.00%, 02/01/47	22	21,536
4.00%, 02/01/57	19	17,513
Federal National Mortgage Association-ACES
Series 2018-M12, Class A2, 3.75%, 08/25/30(a)	280	268,023
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	211,202
Government National Mortgage Association
2.00%, 08/20/50	143	118,256
2.00%, 12/20/50	398	328,346
2.00%, 01/20/51	582	480,010
2.00%, 02/20/51	855	705,516
2.00%, 10/20/51	432	355,934
2.00%, 12/20/51	1,039	856,421
2.00%, 04/20/52	473	389,956
2.00%, 12/19/54(m)	2,950	2,422,904
2.50%, 12/20/46	33	28,397
2.50%, 01/20/47	16	13,712
2.50%, 08/20/50	127	107,742
2.50%, 09/20/50	190	161,163
2.50%, 01/20/51	181	154,998
2.50%, 05/20/51	279	238,890
2.50%, 07/20/51	812	696,016
2.50%, 08/20/51	533	456,443
2.50%, 11/20/51	872	746,588
2.50%, 12/20/51	277	237,086
2.50%, 02/20/52	606	518,459
2.50%, 12/19/54(m)	825	704,772
3.00%, 03/20/45	29	25,731
3.00%, 05/20/45	63	56,751
3.00%, 07/20/45	54	48,789
3.00%, 10/20/45	6	5,279
3.00%, 11/20/45	186	167,476
3.00%, 12/20/45	17	15,414
3.00%, 01/20/46	9	8,045
3.00%, 02/20/46	21	18,559
3.00%, 03/20/46	50	44,807
3.00%, 05/20/46	24	21,951
3.00%, 06/20/46	17	15,738
3.00%, 07/20/46	15	13,283
3.00%, 08/20/46	80	71,522
3.00%, 09/20/46	47	42,512
3.00%, 11/20/46	201	180,469
3.00%, 12/20/46	73	65,533
3.00%, 02/20/47	16	14,202

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 06/20/47	$23	$20,688
3.00%, 11/20/47	94	84,635
3.00%, 02/20/48	16	14,166
3.00%, 04/20/49	302	271,273
3.00%, 09/20/49	13	11,356
3.00%, 01/20/50	92	82,060
3.00%, 02/20/50	98	87,797
3.00%, 07/20/50	42	37,366
3.00%, 08/20/50	56	50,338
3.00%, 10/20/51	9	7,702
3.00%, 11/20/51	169	150,393
3.00%, 02/20/52	24	21,275
3.00%, 03/20/52	466	409,543
3.00%, 09/20/52	295	261,751
3.00%, 12/19/54(m)	875	775,323
3.50%, 09/20/42	182	170,304
3.50%, 10/20/42	8	7,074
3.50%, 12/20/42	75	70,178
3.50%, 04/20/43	54	50,944
3.50%, 06/20/45	10	9,395
3.50%, 11/20/45	35	32,433
3.50%, 12/20/45	3	3,142
3.50%, 03/20/46	39	36,314
3.50%, 04/20/46	18	16,897
3.50%, 06/20/46	64	59,174
3.50%, 12/20/46	16	15,274
3.50%, 01/20/47	4	4,062
3.50%, 02/20/47	11	10,156
3.50%, 03/20/47	5	4,567
3.50%, 09/20/47	15	14,102
3.50%, 11/20/47	24	22,637
3.50%, 02/20/48	14	13,127
3.50%, 04/20/48	47	43,072
3.50%, 05/20/48	35	32,419
3.50%, 08/20/48	30	28,093
3.50%, 09/20/48	3	2,950
3.50%, 01/20/49	13	12,114
3.50%, 03/20/49	166	153,123
3.50%, 09/20/49	34	31,453
3.50%, 12/20/49	19	17,656
3.50%, 03/20/50	613	565,179
3.50%, 05/20/50	42	38,660
3.50%, 02/20/52	613	562,345
3.50%, 12/19/54(m)	594	543,029
4.00%, 04/20/47	66	62,460
4.00%, 06/20/47	44	42,027
4.00%, 07/20/47	116	110,702
4.00%, 11/20/47	24	22,603
4.00%, 03/20/48	30	28,742
4.00%, 04/20/48	14	13,473
4.00%, 05/15/48	6	5,804
4.00%, 05/20/48	36	34,530
4.00%, 08/20/48	39	37,058
4.00%, 09/20/48	16	14,967
4.00%, 11/20/48	86	81,886
4.00%, 01/20/50	208	198,298
4.00%, 02/20/50	54	51,595
4.00%, 12/20/52	90	85,286
4.00%, 12/19/54(m)	950	893,240
4.50%, 07/20/41	40	40,071
4.50%, 10/20/46	36	35,252
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 06/20/47	$4	$3,793
4.50%, 04/20/48	9	9,269
4.50%, 06/20/48	4	4,362
4.50%, 08/20/48	36	34,982
4.50%, 10/20/48	69	67,320
4.50%, 12/20/48	13	12,408
4.50%, 03/20/49	130	127,206
4.50%, 06/20/49	63	61,248
4.50%, 07/20/49	17	16,323
4.50%, 08/20/49	4	3,819
4.50%, 07/20/52	603	582,728
4.50%, 08/20/52	152	146,710
5.00%, 04/20/48	11	10,608
5.00%, 05/20/48	19	19,348
5.00%, 11/20/48	3	3,463
5.00%, 12/20/48	21	21,398
5.00%, 01/20/49	29	29,435
5.00%, 05/20/49	3	2,647
5.00%, 06/20/49	85	85,267
5.00%, 07/20/52	25	24,782
5.00%, 12/20/52	689	680,837
5.00%, 01/20/53	173	170,778
5.00%, 04/20/53	186	183,788
5.00%, 12/15/54(m)	50	49,274
5.50%, 12/20/52	112	112,260
5.50%, 01/20/53	347	348,064
5.50%, 03/20/53	224	224,752
5.50%, 04/20/53	93	93,280
5.50%, 06/20/53	23	23,365
5.50%, 07/20/53	8	8,562
5.50%, 12/15/54(m)	2,328	2,330,033
6.00%, 09/20/53	131	132,868
6.00%, 10/20/53	196	198,672
6.00%, 07/20/54	462	466,853
6.00%, 08/20/54	402	406,644
6.00%, 12/15/54(m)	1,825	1,843,323
6.50%, 07/20/54	25	25,138
6.50%, 08/20/54	25	25,240
6.50%, 12/15/54(m)	2,200	2,236,852
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	4	3,638
1.50%, 02/01/37	96	83,307
1.50%, 03/01/37	65	56,181
1.50%, 04/01/37	7	6,557
1.50%, 12/17/39(m)	300	261,646
1.50%, 11/01/50	170	130,344
1.50%, 01/01/51	388	297,256
1.50%, 07/01/51	126	96,496
1.50%, 11/01/51	165	126,669
2.00%, 12/01/35	28	25,242
2.00%, 02/01/36	155	140,062
2.00%, 03/01/36	16	14,426
2.00%, 08/01/36	17	15,632
2.00%, 09/01/36	84	75,773
2.00%, 11/01/36	19	16,724
2.00%, 01/01/37	19	16,772
2.00%, 02/01/37	162	145,997
2.00%, 04/01/37	53	47,386
2.00%, 12/17/39(m)	1,086	974,079
2.00%, 05/01/50	205	168,150
2.00%, 07/01/50	213	172,553

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 09/01/50	$787	$636,932
2.00%, 10/01/50	271	219,869
2.00%, 12/01/50	1,322	1,075,858
2.00%, 01/01/51	222	181,013
2.00%, 02/01/51	917	741,696
2.00%, 03/01/51	658	533,487
2.00%, 04/01/51	3,050	2,463,915
2.00%, 05/01/51	77	63,122
2.00%, 06/01/51	219	178,465
2.00%, 07/01/51	850	686,406
2.00%, 08/01/51	197	159,409
2.00%, 10/01/51	2,349	1,898,648
2.00%, 11/01/51	205	166,368
2.00%, 12/01/51	466	375,325
2.00%, 01/01/52	845	681,801
2.00%, 02/01/52	1,238	995,528
2.00%, 03/01/52	1,336	1,073,827
2.00%, 04/01/52	2,754	2,212,969
2.00%, 05/01/52	3,238	2,602,192
2.00%, 12/13/53(m)	5,425	4,345,060
2.50%, 04/01/32	19	18,201
2.50%, 07/01/35	23	21,692
2.50%, 10/01/35	50	46,179
2.50%, 05/01/36	29	26,877
2.50%, 07/01/36	75	69,571
2.50%, 12/17/39(m)	400	368,263
2.50%, 04/01/47	30	25,566
2.50%, 06/01/50	47	39,415
2.50%, 07/01/50	60	51,831
2.50%, 08/01/50	90	76,958
2.50%, 09/01/50	525	445,961
2.50%, 10/01/50	378	321,304
2.50%, 11/01/50	1,104	934,796
2.50%, 12/01/50	42	35,620
2.50%, 01/01/51	66	55,165
2.50%, 02/01/51	466	393,229
2.50%, 04/01/51	42	35,014
2.50%, 07/01/51	80	67,319
2.50%, 08/01/51	39	32,714
2.50%, 09/01/51	668	561,903
2.50%, 11/01/51	105	88,135
2.50%, 12/01/51	2,714	2,284,355
2.50%, 01/01/52	2,500	2,102,083
2.50%, 03/01/52	58	48,638
2.50%, 04/01/52	1,739	1,462,431
2.50%, 05/01/52	1,351	1,134,229
2.50%, 07/01/52	807	677,307
2.50%, 08/01/52	1,080	906,732
2.50%, 12/12/54(m)	4,500	3,765,460
3.00%, 03/01/30	26	24,927
3.00%, 01/01/31	18	17,643
3.00%, 02/01/31	5	5,039
3.00%, 02/01/32	6	5,411
3.00%, 06/01/32	5	5,010
3.00%, 11/01/32	7	6,271
3.00%, 12/01/32	5	4,896
3.00%, 01/01/33	5	4,828
3.00%, 02/01/33	6	5,768
3.00%, 09/01/34	42	40,292
3.00%, 12/01/34	38	36,190
3.00%, 04/01/35	222	210,922
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 12/17/39(m)	$150	$141,167
3.00%, 11/01/42	4	3,629
3.00%, 09/01/43	5	4,982
3.00%, 01/01/44	8	7,199
3.00%, 10/01/44	92	82,794
3.00%, 03/01/45	47	42,887
3.00%, 05/01/45	23	20,476
3.00%, 07/01/46	248	221,873
3.00%, 08/01/46	20	17,874
3.00%, 11/01/46	170	152,242
3.00%, 12/01/46	36	32,183
3.00%, 01/01/47	53	47,220
3.00%, 02/01/47	166	147,903
3.00%, 03/01/47	92	81,492
3.00%, 07/01/47	46	40,766
3.00%, 08/01/47	7	5,941
3.00%, 12/01/47	36	31,837
3.00%, 03/01/48	15	13,195
3.00%, 11/01/48	54	47,888
3.00%, 02/01/49	776	694,663
3.00%, 09/01/49	91	81,162
3.00%, 11/01/49	7	6,215
3.00%, 12/01/49	758	670,200
3.00%, 02/01/50	894	791,057
3.00%, 06/01/50	89	78,265
3.00%, 07/01/50	76	66,850
3.00%, 08/01/50	27	23,592
3.00%, 05/01/51	296	263,755
3.00%, 06/01/51	1,020	897,323
3.00%, 07/01/51	251	221,374
3.00%, 08/01/51	112	98,006
3.00%, 11/01/51	93	81,623
3.00%, 03/01/52	757	666,716
3.00%, 04/01/52	607	534,033
3.00%, 05/01/52	434	380,581
3.00%, 12/12/54(m)	2,700	2,353,191
3.50%, 03/01/33	7	6,718
3.50%, 04/01/33	9	8,837
3.50%, 05/01/33	6	6,062
3.50%, 02/01/34	17	16,398
3.50%, 07/01/34	4	4,367
3.50%, 08/01/34	6	5,973
3.50%, 12/17/39(m)	75	71,834
3.50%, 02/01/45	9	8,733
3.50%, 01/01/46	14	13,394
3.50%, 03/01/46	42	39,268
3.50%, 07/01/46	7	6,300
3.50%, 08/01/46	218	201,705
3.50%, 10/01/46	48	44,469
3.50%, 12/01/46	48	44,808
3.50%, 01/01/47	58	54,281
3.50%, 02/01/47	18	17,211
3.50%, 05/01/47	13	12,509
3.50%, 08/01/47	11	9,727
3.50%, 11/01/47	9	8,129
3.50%, 01/01/48	317	292,738
3.50%, 02/01/48	123	113,542
3.50%, 03/01/48	4	3,874
3.50%, 04/01/48	34	31,061
3.50%, 05/01/48	10	9,815
3.50%, 06/01/48	26	23,661

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 11/01/48	$9	$8,691
3.50%, 01/01/49	46	42,514
3.50%, 04/01/49	8	7,724
3.50%, 06/01/49	78	71,888
3.50%, 07/01/49	33	29,954
3.50%, 08/01/49	542	499,909
3.50%, 05/01/50	148	135,944
3.50%, 06/01/50	863	791,046
3.50%, 07/01/50	115	105,367
3.50%, 02/01/51	384	351,969
3.50%, 04/01/52	102	93,652
3.50%, 06/01/52	440	403,945
3.50%, 07/01/52	913	831,144
3.50%, 12/12/54(m)	2,200	1,994,032
4.00%, 07/01/32	2	1,675
4.00%, 05/01/33	4	4,038
4.00%, 06/01/33	4	3,828
4.00%, 07/01/33	2	2,404
4.00%, 12/01/33	3	2,627
4.00%, 08/01/37	4	3,773
4.00%, 09/01/37	6	6,152
4.00%, 11/01/37	7	7,303
4.00%, 02/01/38	3	3,309
4.00%, 06/01/38	4	4,232
4.00%, 11/01/38	2	1,658
4.00%, 12/15/39(m)	169	164,217
4.00%, 01/01/45	36	34,521
4.00%, 03/01/45	6	5,652
4.00%, 06/01/45	15	14,326
4.00%, 06/01/46	66	63,242
4.00%, 07/01/46	144	137,512
4.00%, 10/01/46	7	7,103
4.00%, 02/01/47	4	4,220
4.00%, 08/01/47	3	2,621
4.00%, 09/01/47	30	29,174
4.00%, 10/01/47	44	42,427
4.00%, 01/01/48	38	36,760
4.00%, 09/01/48	173	164,075
4.00%, 10/01/48	16	15,451
4.00%, 11/01/48	21	19,773
4.00%, 12/01/48	11	10,141
4.00%, 01/01/49	432	409,872
4.00%, 02/01/49	5	4,636
4.00%, 03/01/49	23	21,580
4.00%, 04/01/49	37	35,275
4.00%, 05/01/49	22	20,529
4.00%, 06/01/49	48	45,846
4.00%, 07/01/49	112	107,203
4.00%, 12/01/49	17	15,829
4.00%, 02/01/50	4	3,599
4.00%, 04/01/50	172	162,982
4.00%, 05/01/50	18	17,367
4.00%, 03/01/51	179	169,524
4.00%, 04/01/52	65	60,901
4.00%, 05/01/52	87	81,762
4.00%, 07/01/52	873	821,475
4.00%, 08/01/52	112	105,480
4.00%, 10/01/52	439	414,239
4.00%, 02/01/53	514	487,609
4.00%, 12/12/54(m)	2,146	2,006,871
4.50%, 01/01/44	88	86,628
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 02/01/46	$14	$13,540
4.50%, 04/01/47	6	5,871
4.50%, 10/01/47	14	13,325
4.50%, 03/01/48	10	9,518
4.50%, 06/01/48	8	8,071
4.50%, 07/01/48	2	1,786
4.50%, 08/01/48	22	21,558
4.50%, 10/01/48	28	27,501
4.50%, 11/01/48	36	35,064
4.50%, 12/01/48	45	44,226
4.50%, 01/01/49	16	15,969
4.50%, 02/01/49	48	46,887
4.50%, 04/01/49	65	63,313
4.50%, 05/01/49	23	22,388
4.50%, 09/01/50	180	175,712
4.50%, 06/01/52	189	182,014
4.50%, 08/01/52	109	104,847
4.50%, 09/01/52	554	534,827
4.50%, 10/01/52	258	249,312
4.50%, 11/01/52	160	153,543
4.50%, 12/01/52	759	734,095
4.50%, 08/01/53	145	139,984
4.50%, 12/12/54(m)	1,949	1,871,378
5.00%, 03/01/48	4	3,812
5.00%, 04/01/48	13	12,530
5.00%, 05/01/48	8	8,216
5.00%, 07/01/48	10	10,124
5.00%, 01/01/49	8	7,597
5.00%, 04/01/49	13	12,675
5.00%, 08/01/52	43	42,224
5.00%, 09/01/52	126	124,985
5.00%, 10/01/52	86	84,850
5.00%, 11/01/52	150	148,811
5.00%, 12/01/52	128	126,234
5.00%, 01/01/53	81	79,861
5.00%, 03/01/53	65	64,759
5.00%, 06/01/53	187	184,912
5.00%, 12/12/54(m)	3,675	3,605,870
5.50%, 01/01/47	11	10,832
5.50%, 09/01/52	63	63,908
5.50%, 11/01/52	90	91,289
5.50%, 12/01/52	254	257,082
5.50%, 01/01/53	263	266,078
5.50%, 02/01/53	334	336,242
5.50%, 03/01/53	231	233,591
5.50%, 04/01/53	711	715,918
5.50%, 05/01/53	512	512,213
5.50%, 06/01/53	46	46,130
5.50%, 08/01/53	230	230,279
5.50%, 03/01/54	783	781,775
5.50%, 08/01/54	667	667,523
5.50%, 11/01/54	239	239,656
5.50%, 12/15/54(m)	950	948,834
6.00%, 02/01/49	23	24,433
6.00%, 01/01/53	62	64,195
6.00%, 06/01/53	35	35,386
6.00%, 07/01/53	185	186,941
6.00%, 08/01/53	695	711,508
6.00%, 09/01/53	281	286,980
6.00%, 11/01/53	256	261,111
6.00%, 12/01/53	81	82,801

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 02/01/54	$50	$50,708
6.00%, 05/01/54	753	765,607
6.00%, 08/01/54	1,058	1,071,437
6.00%, 09/01/54	490	496,772
6.00%, 12/15/54(m)	650	657,607
6.50%, 10/01/53	42	42,793
6.50%, 11/01/53	421	431,645
6.50%, 12/01/53	406	419,386
6.50%, 01/01/54	245	252,531
6.50%, 02/01/54	256	264,714
6.50%, 03/01/54	227	236,531
6.50%, 04/01/54	195	202,454
6.50%, 05/01/54	127	131,605
6.50%, 09/01/54	111	114,634
6.50%, 12/15/54(m)	1,125	1,151,660
		115,068,884
U.S. Government Agency Obligations — 0.1%
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	50	56,668
Federal National Mortgage Association, 0.88%, 08/05/30	50	41,847
		98,515
U.S. Government Obligations — 21.0%
U.S. Treasury Note/Bond
0.63%, 05/15/30	200	166,391
0.63%, 08/15/30	500	412,383
0.88%, 11/15/30	700	582,859
1.25%, 08/15/31	3,280	2,734,187
1.38%, 11/15/31	2,500	2,087,891
1.50%, 02/15/30	1,000	879,766
1.63%, 05/15/31	1,770	1,522,753
1.88%, 02/15/32	2,070	1,781,494
2.75%, 08/15/32	1,490	1,354,270
2.88%, 05/15/32	2,320	2,134,037
3.38%, 05/15/33	1,300	1,228,094
3.50%, 01/31/30	1,500	1,459,570
3.50%, 04/30/30	1,000	971,953
3.50%, 02/15/33	1,700	1,623,766
3.63%, 03/31/30	400	391,281
3.63%, 09/30/31	550	534,188
3.75%, 05/31/30	500	491,758
3.75%, 06/30/30	500	491,563
3.75%, 12/31/30	600	588,797
3.88%, 11/30/29	400	396,375
3.88%, 12/31/29	1,400	1,386,875
3.88%, 08/15/33	1,695	1,659,511
3.88%, 08/15/34	1,470	1,435,087
4.00%, 02/28/30	590	587,695
4.00%, 07/31/30	450	447,891
4.00%, 01/31/31	500	497,188
4.00%, 02/15/34	2,000	1,973,437
4.13%, 08/31/30	500	500,664
4.13%, 03/31/31	1,700	1,701,328
4.13%, 07/31/31	750	750,469
4.25%, 02/28/31	500	503,945
4.25%, 06/30/31	500	503,984
4.25%, 11/30/31	650	650,660
4.25%, 11/15/34	800	805,125
4.38%, 11/30/30	1,440	1,460,588
4.38%, 05/15/34	3,700	3,757,234
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.50%, 11/15/33	$1,830	$1,875,464
4.63%, 09/30/30	100	102,719
4.63%, 04/30/31	1,500	1,543,242
4.63%, 05/31/31	900	925,945
4.88%, 10/31/30	100	104,031
5.38%, 02/15/31	300	320,391
6.25%, 05/15/30	300	330,914
		45,657,763
Total U.S. Government & Agency Obligations — 74.0% (Cost: $166,853,006)		160,825,162
	Shares
Common Stocks
Office REITs — 0.0%
Office Properties Income Trust, NVS	17	28
Total Common Stocks — 0.0% (Cost $0)		28
Total Long-Term Investments — 101.8% (Cost: $226,975,450)		221,212,452
Short-Term Securities
Money Market Funds — 14.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(n)(o)	30,595,573	30,610,871
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(n)(o)(p)	100,000	100,000
Total Short-Term Securities — 14.1% (Cost: $30,702,364)		30,710,871
Total Investments Before TBA Sales Commitments — 115.9% (Cost: $257,677,814)		251,923,323
	Par (000)
TBA Sales Commitments(m)
Mortgage-Backed Securities — (3.0)%
Government National Mortgage Association
2.00%, 12/19/54	(1,225)	(1,006,121)
4.50%, 12/19/54	(175)	(168,852)
5.50%, 12/15/54	(325)	(325,284)
6.00%, 12/15/54	(325)	(328,263)
6.50%, 12/15/54	(725)	(737,144)
Uniform Mortgage-Backed Securities
2.00%, 12/17/39	(75)	(67,251)
2.00%, 12/13/53	(2,400)	(1,922,238)
2.50%, 12/17/39	(25)	(23,016)
2.50%, 12/12/54	(925)	(774,011)
3.00%, 12/17/39	(25)	(23,528)
3.00%, 12/12/54	(550)	(479,354)
3.50%, 12/12/54	(425)	(385,211)

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 12/12/54	(325)	$(303,930)
Total TBA Sales Commitments — (3.0)% (Proceeds: $(6,479,291))		(6,544,203)
Total Investments, Net of TBA Sales Commitments — 112.9% (Cost: $251,198,523)		245,379,120
Liabilities in Excess of Other Assets — (12.9)%		(28,000,012)
Net Assets — 100.0%		$217,379,108

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Perpetual security with no stated maturity date.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Zero-coupon bond.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Rounds to less than 1,000.
(m)	Represents or includes a TBA transaction.
(n)	Affiliate of the Fund.
(o)	Annualized 7-day yield as of period end.
(p)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$14,522,185	$16,087,180 (a)	$—	$(1,983)	$3,489	$30,610,871	30,595,573	$1,042,612	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,507,818	—	(2,407,818)(a)	—	—	100,000	100,000	14,154 (b)	—
				$(1,983)	$3,489	$30,710,871		$1,056,766	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 5-10 Year USD Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collateralized Mortgage Obligations	$—	$1,165,696	$—	$1,165,696
Corporate Bonds & Notes	—	50,156,682	—	50,156,682
Foreign Government Obligations	—	8,821,258	—	8,821,258
Municipal Debt Obligations	—	243,626	—	243,626
U.S. Government & Agency Obligations	—	160,825,162	—	160,825,162
Common Stocks	—	28	—	28
Short-Term Securities
Money Market Funds	30,710,871	—	—	30,710,871
Liabilities
Investments
TBA Sales Commitments	—	(6,544,203)	—	(6,544,203)
	$30,710,871	$214,668,249	$—	$245,379,120

Portfolio Abbreviation
CMT	Constant Maturity Treasury
GO	General Obligation
NVS	Non-Voting Shares
PIK	Payment-in-kind
RB	Revenue Bond

REIT	Real Estate Investment Trust
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced